UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05002

Deutsche DWS Variable Series II

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

DWS CROCI U.S. VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS CROCI U.S. VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.68%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	137,647,288
Number of Portfolio Holdings	68
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	342,164

What did the Fund invest in?

Top Ten Holdings

Holdings	41.1% of Net Assets
Alphabet, Inc.	5.1%
Merck & Co., Inc.	4.7%
PACCAR, Inc.	4.4%
Fox Corp.	4.1%
Meta Platforms, Inc.	4.1%
Cognizant Technology Solutions Corp.	4.0%
Gilead Sciences, Inc.	3.9%
DR Horton, Inc.	3.7%
Johnson & Johnson	3.7%
Hewlett Packard Enterprise Co.	3.4%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Health Care	22%
Communication Services	14%
Financials	11%
Consumer Discretionary	10%
Industrials	7%
Energy	4%
Consumer Staples	3%
Materials	3%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2CUS-TSRS-A

 R-101791-1 (8/24)

DWS Global Income Builder VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Global Income Builder VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	111,805,648
Number of Portfolio Holdings	281
Portfolio Turnover Rate (%)	192
Total Net Advisory Fees Paid ($)	202,393

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	72%
Government & Agency Obligations	34%
Corporate Bonds	21%
Collateralized Mortgage Obligations	6%
Asset-Backed	5%
Mortgage-Backed Securities Pass-Throughs	3%
Commercial Mortgage-Backed Securities	3%
Equity	28%
Common Stocks	21%
Exchange-Traded Funds	5%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	4%
Cash Equivalents	4%
Other Assets and Liabilities, Net	(4%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	12%
Information Technology	5%
Energy	5%
Industrials	4%
Communication Services	4%
Utilities	3%
Consumer Discretionary	3%
Health Care	3%
Materials	2%
Consumer Staples	2%
Real Estate	1%
Total	100%

Geographical Diversification

Country	% of Net Assets
United States	84%
Cayman Islands	3%
France	2%
Canada	1%
Japan	1%
United Kingdom	1%
China	1%
Sweden	1%
Switzerland	1%
Spain	1%
Other	4%
Total	99%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2GIB-TSRS-A

 R-102124-1 (8/24)

DWS High Income VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS High Income VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	42,503,525
Number of Portfolio Holdings	338
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	66,717

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	93%
Cash Equivalents	4%
Exchange-Traded Funds	3%
Loan Participations and Assignments	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	18%
Consumer Discretionary	14%
Materials	14%
Industrials	12%
Communication Services	12%
Health Care	6%
Utilities	5%
Financials	4%
Information Technology	4%
Consumer Staples	2%
Real Estate	2%
Total	93%

Credit Quality

Credit Rating	% of Net Assets
BBB	5%
BB	63%
B	21%
CCC	7%
Not Rated	0%
Total	96%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2HI-TSRS-A

 R-101790-1 (8/24)

DWS International Growth VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS International Growth VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	19,909,949
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	8,061

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Preferred Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	23%
Financials	20%
Health Care	15%
Industrials	14%
Consumer Discretionary	8%
Communication Services	6%
Consumer Staples	6%
Energy	4%
Materials	2%
Total	98%

Geographical Diversification

Country	% of Net Assets
Germany	14%
France	12%
United States	9%
Canada	8%
Netherlands	8%
Switzerland	7%
Japan	6%
United Kingdom	5%
China	4%
Ireland	4%
Other	21%
Total	98%

Top Ten Holdings

Holdings	29.7% of Net Assets
DBS Group Holdings Ltd.	3.4%
NVIDIA Corp.	3.3%
ASML Holding NV	3.2%
Brookfield Corp.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.0%
Lonza Group AG	2.8%
TotalEnergies SE	2.8%
Allianz SE	2.8%
Deutsche Boerse AG	2.7%
SAP SE	2.6%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2IG-TSRS-A

 R-101788-1 (8/24)

DWS Alternative Asset Allocation VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.23%

Gross expense ratio as of the latest prospectus: 0.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Net Assets ($)	421,436,247
Number of Portfolio Holdings	14
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	210,258

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Real Asset	40%
DWS Enhanced Commodity Strategy Fund	15%
DWS RREEF Global Infrastructure Fund	14%
DWS RREEF Real Estate Securities Fund	8%
iShares Global Infrastructure ETF	2%
SPDR S&P Global Natural Resources ETF	1%
Alternative Fixed Income	23%
DWS Floating Rate Fund	11%
iShares JP Morgan USD Emerging Markets Bond ETF	5%
DWS Emerging Markets Fixed Income Fund	4%
SPDR Blackstone Senior Loan ETF	3%
Absolute Return	18%
DWS ESG Liquidity Fund	10%
DWS Global Macro Fund	8%
Alternative Equity	14%
SPDR Bloomberg Convertible Securities ETF	11%
iShares Preferred & Income Securities ETF	3%
Cash Equivalents	5%
DWS Central Cash Management Government Fund	5%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The Fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include: stock market risk; the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets; credit and interest rate risk; floating rate loan risk; volatility, infrastructure and high-yield debt securities. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. The Fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the Fund’s currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management’s proprietary models. As part of these strategies, the Fund’s exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the Fund’s aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the Fund. Please read the prospectus for additional risks and specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2AAA-TSRS-A

 R-101787-1 (8/24)

DWS Alternative Asset Allocation VIP

Class B

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.61%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Net Assets ($)	421,436,247
Number of Portfolio Holdings	14
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	210,258

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Real Asset	40%
DWS Enhanced Commodity Strategy Fund	15%
DWS RREEF Global Infrastructure Fund	14%
DWS RREEF Real Estate Securities Fund	8%
iShares Global Infrastructure ETF	2%
SPDR S&P Global Natural Resources ETF	1%
Alternative Fixed Income	23%
DWS Floating Rate Fund	11%
iShares JP Morgan USD Emerging Markets Bond ETF	5%
DWS Emerging Markets Fixed Income Fund	4%
SPDR Blackstone Senior Loan ETF	3%
Absolute Return	18%
DWS ESG Liquidity Fund	10%
DWS Global Macro Fund	8%
Alternative Equity	14%
SPDR Bloomberg Convertible Securities ETF	11%
iShares Preferred & Income Securities ETF	3%
Cash Equivalents	5%
DWS Central Cash Management Government Fund	5%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The Fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include: stock market risk; the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets; credit and interest rate risk; floating rate loan risk; volatility, infrastructure and high-yield debt securities. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. The Fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the Fund’s currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management’s proprietary models. As part of these strategies, the Fund’s exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the Fund’s aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the Fund. Please read the prospectus for additional risks and specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2AAA-TSRS-B

 R-101787-1 (8/24)

DWS Government Money Market VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Government Money Market VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.40%

Gross expense ratio as of the latest prospectus: 0.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	198,299,438
Number of Portfolio Holdings	57
Total Net Advisory Fees Paid ($)	243,453
Weighted Average Maturity	34 days
7 Day Current Yield	4.94%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of June 30, 2024.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	58%
Repurchase Agreements	42%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2GMM-TSRS-A

 R-101789-1 (8/24)

DWS Small Mid Cap Growth VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Small Mid Cap Growth VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	51,033,978
Number of Portfolio Holdings	112
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	143,737

What did the Fund invest in?

Top Ten Holdings

Holdings	26.0% of Net Assets
RadNet, Inc.	3.2%
Varonis Systems, Inc.	3.0%
Casey's General Stores, Inc.	2.7%
Builders FirstSource, Inc.	2.7%
Advanced Energy Industries, Inc.	2.7%
Tyler Technologies, Inc.	2.6%
TopBuild Corp.	2.6%
Eagle Materials, Inc.	2.3%
The Brink's Co.	2.2%
Rush Enterprises, Inc.	2.0%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Industrials	20%
Health Care	19%
Consumer Discretionary	11%
Financials	9%
Materials	4%
Energy	3%
Consumer Staples	3%
Real Estate	2%
Communication Services	1%
Total	97%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2SMCG-TSRS-A

 R-101792-1 (8/24)

DWS Small Mid Cap Value VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	80,970,152
Number of Portfolio Holdings	119
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	242,373

What did the Fund invest in?

Top Ten Holdings

Holdings	21.0% of Net Assets
PulteGroup, Inc.	2.5%
Huntington Ingalls Industries, Inc.	2.3%
Robinhood Markets, Inc.	2.3%
Carlisle Companies, Inc.	2.2%
Owens Corning	2.2%
EnerSys	2.0%
Wynn Resorts Ltd.	1.9%
Cirrus Logic, Inc.	1.9%
Assurant, Inc.	1.9%
Everest Group Ltd.	1.8%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	21%
Industrials	19%
Consumer Discretionary	13%
Information Technology	9%
Real Estate	9%
Health Care	7%
Materials	6%
Energy	6%
Utilities	3%
Communication Services	3%
Consumer Staples	3%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2SMCV-TSRS-A

 R-101793-1 (8/24)

DWS Small Mid Cap Value VIP

Class B

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.17%

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	80,970,152
Number of Portfolio Holdings	119
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	242,373

What did the Fund invest in?

Top Ten Holdings

Holdings	21.0% of Net Assets
PulteGroup, Inc.	2.5%
Huntington Ingalls Industries, Inc.	2.3%
Robinhood Markets, Inc.	2.3%
Carlisle Companies, Inc.	2.2%
Owens Corning	2.2%
EnerSys	2.0%
Wynn Resorts Ltd.	1.9%
Cirrus Logic, Inc.	1.9%
Assurant, Inc.	1.9%
Everest Group Ltd.	1.8%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	21%
Industrials	19%
Consumer Discretionary	13%
Information Technology	9%
Real Estate	9%
Health Care	7%
Materials	6%
Energy	6%
Utilities	3%
Communication Services	3%
Consumer Staples	3%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS2SMCV-TSRS-B

 R-101793-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP

Contents
3	Investment Portfolio
5	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements
13	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Mutual Funds 60.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,505,377	17,813,234
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	10,703,183	62,078,462
DWS Floating Rate Fund "Institutional" (a)	5,967,288	45,351,387
DWS Global Macro Fund "Institutional" (a)	3,479,658	35,353,323
DWS RREEF Global Infrastructure Fund "Institutional" (a)	4,065,670	59,399,437
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,738,357	35,653,697
Total Mutual Funds (Cost $275,826,565)		255,649,540
Exchange-Traded Funds 24.7%
iShares Global Infrastructure ETF	141,313	6,771,719
iShares JP Morgan USD Emerging Markets Bond ETF	238,293	21,084,165
iShares Preferred & Income Securities ETF	459,281	14,490,315
	Shares	Value ($)
SPDR Blackstone Senior Loan ETF	280,331	11,717,836
SPDR Bloomberg Convertible Securities ETF	635,878	45,821,369
SPDR S&P Global Natural Resources ETF	73,958	4,130,554
Total Exchange-Traded Funds (Cost $97,007,957)		104,015,958
Cash Equivalents 14.7%
DWS Central Cash Management Government Fund, 5.36% (a) (b)	21,424,713	21,424,713
DWS ESG Liquidity Fund "Institutional", 5.35% (a) (b)	40,774,173	40,770,095
Total Cash Equivalents (Cost $62,189,107)		62,194,808

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $435,023,629)	100.1	421,860,306
Other Assets and Liabilities, Net	(0.1)	(424,059)
Net Assets	100.0	421,436,247
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Mutual Funds 60.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
16,984,587	538,201	—	—	290,446	538,201	—	2,505,377	17,813,234
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
59,589,066	794,995	—	—	1,694,401	794,995	—	10,703,183	62,078,462
DWS Floating Rate Fund "Institutional" (a)
43,718,798	1,981,046	—	—	(348,457)	1,981,046	—	5,967,288	45,351,387
DWS Global Macro Fund "Institutional" (a)
34,395,150	161,550	—	—	796,623	161,550	—	3,479,658	35,353,323
DWS RREEF Global Infrastructure Fund "Institutional" (a)
58,739,124	1,453,795	—	—	(793,482)	795,821	657,974	4,065,670	59,399,437
DWS RREEF Real Estate Securities Fund "Institutional" (a)
36,053,065	407,229	—	—	(806,597)	407,229	—	1,738,357	35,653,697
Cash Equivalents 14.7%
DWS Central Cash Management Government Fund, 5.36% (a) (b)
28,907,178	6,277,000	13,759,465	—	—	740,896	—	21,424,713	21,424,713
DWS ESG Liquidity Fund "Institutional", 5.35% (a) (b)
39,701,601	1,076,468	—	—	(7,974)	1,082,400	—	40,774,173	40,770,095
318,088,569	12,690,284	13,759,465	—	824,960	6,502,138	657,974	90,658,419	317,844,348

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 3

(b)	The rate shown is the annualized seven-day yield at period end.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$255,649,540	$—	$—	$255,649,540
Exchange-Traded Funds	104,015,958	—	—	104,015,958
Short-Term Investments	62,194,808	—	—	62,194,808
Total	$421,860,306	$—	$—	$421,860,306
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated Underlying Funds, at value (cost $97,007,957)	$104,015,958
Investments in affiliated Underlying Funds, at value (cost $338,015,672)	317,844,348
Receivable for Fund shares sold	18,400
Other assets	5,791
Total assets	421,884,497
Liabilities
Payable for Fund shares redeemed	128,132
Accrued management fee	35,402
Accrued Trustees' fees	3,474
Other accrued expenses and payables	281,242
Total liabilities	448,250
Net assets, at value	$421,436,247
Net Assets Consist of
Distributable earnings (loss)	(10,317,791)
Paid-in capital	431,754,038
Net assets, at value	$421,436,247
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($54,491,487 ÷ 4,350,737 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.52
Class B
Net Asset Value, offering and redemption price per share ($366,944,760 ÷ 29,264,767 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.54
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends	$1,778,160
Income distributions from affiliated Underlying Funds	6,502,138
Total income	8,280,298
Expenses:
Management fee	210,258
Administration fee	203,950
Services to shareholders	700
Record keeping fee (Class B)	242,058
Distribution service fee (Class B)	459,437
Custodian fee	2,912
Professional fees	36,744
Reports to shareholders	13,020
Registration fees	46
Trustees' fees and expenses	10,924
Other	5,944
Total expenses	1,185,993
Net investment income	7,094,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions from affiliated Underlying Funds	657,974
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	824,960
Non-affiliated Underlying Funds	(2,764)
822,196
Net gain (loss)	1,480,170
Net increase (decrease) in net assets resulting from operations	$8,574,475
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 5

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$7,094,305	$14,313,849
Net realized gain (loss)	657,974	235,407
Change in net unrealized appreciation (depreciation)	822,196	8,777,834
Net increase (decrease) in net assets resulting from operations	8,574,475	23,327,090
Distributions to shareholders:
Class A	(2,039,349)	(3,667,936)
Class B	(12,519,630)	(27,346,396)
Total distributions	(14,558,979)	(31,014,332)
Fund share transactions:
Class A
Proceeds from shares sold	3,842,154	4,314,432
Reinvestment of distributions	2,039,349	3,667,936
Payments for shares redeemed	(1,572,225)	(2,401,585)
Net increase (decrease) in net assets from Class A share transactions	4,309,278	5,580,783
Class B
Proceeds from shares sold	4,871,181	7,854,171
Reinvestment of distributions	12,519,630	27,346,396
Payments for shares redeemed	(16,000,250)	(33,896,495)
Net increase (decrease) in net assets from Class B share transactions	1,390,561	1,304,072
Increase (decrease) in net assets	(284,665)	(802,387)
Net assets at beginning of period	421,720,912	422,523,299
Net assets at end of period	$421,436,247	$421,720,912

Other Information
Class A
Shares outstanding at beginning of period	4,006,960	3,557,543
Shares sold	302,745	341,343
Shares issued to shareholders in reinvestment of distributions	165,532	300,404
Shares redeemed	(124,500)	(192,330)
Net increase (decrease) in Class A shares	343,777	449,417
Shares outstanding at end of period	4,350,737	4,006,960
Class B
Shares outstanding at beginning of period	29,134,598	28,995,732
Shares sold	383,919	625,239
Shares issued to shareholders in reinvestment of distributions	1,013,735	2,236,010
Shares redeemed	(1,267,485)	(2,722,383)
Net increase (decrease) in Class B shares	130,169	138,866
Shares outstanding at end of period	29,264,767	29,134,598
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Financial Highlights
DWS Alternative Asset Allocation VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.74	$12.99	$15.13	$13.70	$13.35	$12.10
Income (loss) from investment operations:
Net investment income[a]	.23	.47	.88	1.04	.29	.40
Net realized and unrealized gain (loss)	.04	.29	(1.93)	.69	.40	1.35
Total from investment operations	.27	.76	(1.05)	1.73	.69	1.75
Less distributions from:
Net investment income	(.48 )	(.89 )	(1.08)	(.30 )	(.34 )	(.50 )
Net realized gains	(.01 )	(.12 )	(.01 )	—	—	—
Total distributions	(.49 )	(1.01)	(1.09)	(.30 )	(.34 )	(.50 )
Net asset value, end of period	$12.52	$12.74	$12.99	$15.13	$13.70	$13.35
Total Return (%)[b]	2.13 *	6.19	(7.42)	12.74	5.71	14.68 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	51	46	47	37	34
Ratio of expenses before expense reductions (%)[d,e]	.23 **	.23	.23	.23	.23	.56
Ratio of expenses after expense reductions (%)[d,e]	.23 **	.23	.23	.23	.23	.23
Ratio of net investment income (%)	3.73 **	3.76	6.44	7.13	2.29	3.09
Portfolio turnover rate (%)	0	0	12	19	18	10

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 7

DWS Alternative Asset Allocation VIP — Class B
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.72	$12.98	$15.11	$13.68	$13.34	$12.09
Income (loss) from investment operations:
Net investment income[a]	.21	.42	.80	.93	.24	.37
Net realized and unrealized gain (loss)	.05	.28	(1.90)	.75	.41	1.34
Total from investment operations	.26	.70	(1.10)	1.68	.65	1.71
Less distributions from:
Net investment income	(.43 )	(.84 )	(1.02)	(.25 )	(.31 )	(.46 )
Net realized gains	(.01 )	(.12 )	(.01 )	—	—	—
Total distributions	(.44 )	(.96 )	(1.03)	(.25 )	(.31 )	(.46 )
Net asset value, end of period	$12.54	$12.72	$12.98	$15.11	$13.68	$13.34
Total Return (%)[b]	2.05 *	5.67	(7.74)	12.35 [c]	5.32 [c]	14.35 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	367	371	376	447	427	349
Ratio of expenses before expense reductions (%)[d,e]	.61 **	.61	.61	.61	.61	.92
Ratio of expenses after expense reductions (%)[d,e]	.61 **	.61	.61	.60	.59	.52
Ratio of net investment income (%)	3.32 **	3.35	5.81	6.37	1.94	2.90
Portfolio turnover rate (%)	0	0	12	19	18	10

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Alternative Asset Allocation VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund mainly invests in other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds”), non-affiliated exchange-traded funds (“Non-affiliated ETFs”), non-affiliated exchange-traded notes (“Non-affiliated ETNs”) and derivative investments. Non-affiliated ETFs, Non-affiliated ETNs and Underlying DWS Funds are collectively referred to as “Underlying Funds.” During the six months ended June 30, 2024, the Fund primarily invested in Underlying DWS Funds and non-affiliated ETFs. Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Funds’ financial statements and are available upon request.
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Investments in mutual funds are valued at the net asset value per share of each class of the Underlying DWS Funds and are categorized as Level 1.
ETFs and ETNs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs and ETNs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs and ETNs securities are generally categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 9

At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $439,775,032. The net unrealized depreciation for all investments based on tax cost was $17,914,726. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $19,191,529 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $37,106,255.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend Income is recorded on the ex-dividend date. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $5,336,816 and $0, respectively. Purchases and sales of Non-affiliated ETFs aggregated $0 and $0, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF”), an indirect, wholly owned subsidiary of DWS Group, acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, RREEF provides investment management services to the portions of the Fund’s portfolio allocated to direct investments in global real estate and global infrastructure securities. RREEF is paid by the Advisor for the services RREEF provides to the Fund. As of the date of this report, the Fund obtained its exposure to global real estate and global infrastructure securities indirectly through investments in other Underlying Funds.

10 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
On assets invested in exchange-traded funds and mutual funds	.10%
On assets invested in all other assets not considered exchange-traded funds and mutual funds	1.00%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10% of the Fund’s average daily net assets.
In addition, the Advisor will receive management fees from managing the Underlying DWS Funds in which the Fund invests.
The Fund does not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At June 30, 2024, the Fund held approximately 35% of DWS Emerging Markets Fixed Income Fund, 6% of DWS Enhanced Commodity Strategy Fund, 12% of DWS ESG Liquidity Fund, 36% of DWS Floating Rate Fund, 18% of DWS Global Macro Fund and 7% of DWS RREEF Global Infrastructure Fund.
For the period from January 1, 2024 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.02%
Class B	1.40%
The Fund indirectly bears its proportionate share of fees and expenses, including the management fee paid to DIMA or other investment advisor, incurred by the Underlying Funds in which it is invested.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $203,950, of which $33,743 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$143	$45
Class B	193	70
	$336	$115
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2024, the Distribution Service Fee aggregated $459,437, of which $75,735 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $581, of which $356 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

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Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2024, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 76% and 18%, respectively. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 82% and 10%, respectively.

12 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Alternative Asset Allocation VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and RREEF America L.L.C. (“RREEF”), an affiliate of DIMA, in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 13

noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 3rd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). With respect to any sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA

14 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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VS2AAA-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 13.6%
Interactive Media & Services 9.2%
Alphabet, Inc. "A"	38,535	7,019,150
Meta Platforms, Inc. "A"	11,120	5,606,927
		12,626,077
Media 4.4%
Fox Corp. "A"	164,468	5,652,765
Interpublic Group of Companies, Inc.	13,919	404,904
		6,057,669
Consumer Discretionary 9.9%
Hotels, Restaurants & Leisure 3.0%
Boyd Gaming Corp.	66,660	3,672,966
Expedia Group, Inc.*	3,281	413,373
		4,086,339
Household Durables 3.7%
D.R. Horton, Inc.	36,373	5,126,047
Specialty Retail 2.4%
AutoNation, Inc.*	9,836	1,567,662
Lowe's Companies, Inc.	3,666	808,206
Signet Jewelers Ltd.	3,482	311,918
Ulta Beauty, Inc.*	1,731	667,941
		3,355,727
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	24,757	1,059,352
Consumer Staples 3.5%
Beverages 0.9%
Molson Coors Beverage Co. "B"	23,230	1,180,781
Consumer Staples Distribution & Retail 0.4%
Target Corp.	4,119	609,777
Food Products 0.9%
Conagra Brands, Inc.	11,692	332,287
Kraft Heinz Co.	26,791	863,206
		1,195,493
Tobacco 1.3%
Altria Group, Inc.	31,707	1,444,254
Philip Morris International, Inc.	3,720	376,947
		1,821,201
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Devon Energy Corp.	31,734	1,504,192
Marathon Petroleum Corp.	11,292	1,958,936
Phillips 66	5,626	794,222
Valero Energy Corp.	11,749	1,841,773
		6,099,123
	Shares	Value ($)
Financials 11.4%
Banks 6.2%
Bank of America Corp.	45,562	1,812,001
JPMorgan Chase & Co.	23,141	4,680,498
PNC Financial Services Group, Inc.	4,587	713,187
Regions Financial Corp.	26,720	535,469
Wells Fargo & Co.	14,370	853,434
		8,594,589
Capital Markets 1.1%
State Street Corp.	19,689	1,456,986
Consumer Finance 3.9%
Discover Financial Services	13,411	1,754,293
Synchrony Financial	75,757	3,574,973
		5,329,266
Financial Services 0.2%
Global Payments, Inc.	3,313	320,367
Health Care 22.1%
Biotechnology 8.8%
AbbVie, Inc.	4,839	829,985
Amgen, Inc.	1,318	411,809
Gilead Sciences, Inc.	77,456	5,314,256
Regeneron Pharmaceuticals, Inc.*	3,922	4,122,140
Vertex Pharmaceuticals, Inc.*	2,964	1,389,286
		12,067,476
Health Care Equipment & Supplies 3.1%
Edwards Lifesciences Corp.*	6,296	581,561
Hologic, Inc.*	18,474	1,371,694
Medtronic PLC	22,121	1,741,144
Teleflex, Inc.	2,626	552,327
		4,246,726
Health Care Providers & Services 0.2%
Tenet Healthcare Corp.*	2,667	354,791
Pharmaceuticals 10.0%
Johnson & Johnson	34,846	5,093,092
Merck & Co., Inc.	51,755	6,407,269
Viatris, Inc.	213,283	2,267,198
		13,767,559
Industrials 6.6%
Machinery 5.6%
Caterpillar, Inc.	3,643	1,213,483
Cummins, Inc.	1,252	346,716
PACCAR, Inc.	59,190	6,093,019
		7,653,218
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 3

	Shares	Value ($)
Professional Services 1.0%
ManpowerGroup, Inc.	7,949	554,840
SS&C Technologies Holdings, Inc.	14,284	895,179
		1,450,019
Information Technology 24.9%
Communications Equipment 1.8%
Cisco Systems, Inc.	52,741	2,505,725
Electronic Equipment, Instruments & Components 0.5%
Flex Ltd.*	11,459	337,926
Jabil, Inc.	2,825	307,332
		645,258
IT Services 5.5%
Accenture PLC "A"	1,715	520,348
Amdocs Ltd.	19,251	1,519,289
Cognizant Technology Solutions Corp. "A"	81,151	5,518,268
		7,557,905
Semiconductors & Semiconductor Equipment 10.1%
Applied Materials, Inc.	16,218	3,827,286
Broadcom, Inc.	333	534,641
KLA Corp.	823	678,572
Microchip Technology, Inc.	23,767	2,174,681
NXP Semiconductors NV	10,010	2,693,591
QUALCOMM, Inc.	13,319	2,652,878
Skyworks Solutions, Inc.	11,840	1,261,907
		13,823,556
	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	21,794	4,590,252
Dell Technologies, Inc. "C"	2,514	346,706
Hewlett Packard Enterprise Co.	223,388	4,729,124
		9,666,082
Materials 2.7%
Construction Materials 1.0%
CRH PLC	17,735	1,329,770
Metals & Mining 1.7%
Nucor Corp.	15,315	2,420,995
Total Common Stocks (Cost $112,149,989)		136,407,874
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $1,255,174)	1,255,174	1,255,174

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $113,405,163)	100.0	137,663,048
Other Assets and Liabilities, Net	(0.0)	(15,760)
Net Assets	100.0	137,647,288
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (a) (b)
—	0 (c)	—	—	—	8,367	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (a)
748,795	8,384,431	7,878,052	—	—	20,318	—	1,255,174	1,255,174
748,795	8,384,431	7,878,052	—	—	28,685	—	1,255,174	1,255,174

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$136,407,874	$—	$—	$136,407,874
Short-Term Investments	1,255,174	—	—	1,255,174
Total	$137,663,048	$—	$—	$137,663,048

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $112,149,989)	$136,407,874
Investment in DWS Central Cash Management Government Fund (cost $1,255,174)	1,255,174
Receivable for Fund shares sold	812
Dividends receivable	166,983
Other assets	1,303
Total assets	137,832,146
Liabilities
Payable for Fund shares redeemed	61,630
Accrued management fee	56,196
Accrued Trustees' fees	616
Other accrued expenses and payables	66,416
Total liabilities	184,858
Net assets, at value	$137,647,288
Net Assets Consist of
Distributable earnings (loss)	30,834,758
Paid-in capital	106,812,530
Net assets, at value	$137,647,288
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($137,647,288 ÷ 8,102,512 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.99
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,460)	$1,388,179
Income distributions — DWS Central Cash Management Government Fund	20,318
Affiliated securities lending income	8,367
Total income	1,416,864
Expenses:
Management fee	413,193
Administration fee	66,800
Services to shareholders	561
Record keeping fee (Class B)	1,331 *
Distribution service fee (Class B)	3,471 *
Custodian fee	1,970
Professional fees	36,432
Reports to shareholders	13,410
Trustees' fees and expenses	3,518
Other	4,550
Total expenses before expense reductions	545,236
Expense reductions	(71,811)
Total expenses after expense reductions	473,425
Net investment income	943,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	8,623,423
Change in net unrealized appreciation (depreciation) on investments	4,353,616
Net gain (loss)	12,977,039
Net increase (decrease) in net assets resulting from operations	$13,920,478

*	For the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$943,439	$2,101,022
Net realized gain (loss)	8,623,423	(1,384,818)
Change in net unrealized appreciation (depreciation)	4,353,616	23,072,209
Net increase (decrease) in net assets resulting from operations	13,920,478	23,788,413
Distributions to shareholders:
Class A	(2,052,433)	(2,083,297)
Class B	(30,147)	(36,527)
Total distributions	(2,082,580)	(2,119,824)
Fund share transactions:
Class A
Proceeds from shares sold	561,811	1,654,934
Reinvestment of distributions	2,052,433	2,083,297
Payments for shares redeemed	(7,520,980)	(10,456,836)
Net increase (decrease) in net assets from Class A share transactions	(4,906,736)	(6,718,605)
Class B
Proceeds from shares sold	911,815	52,175
Reinvestment of distributions	30,147	36,527
Payments for shares redeemed	(3,833,035)	(363,486)
Net increase (decrease) in net assets from Class B share transactions	(2,891,073)	(274,784)
Increase (decrease) in net assets	4,040,089	14,675,200
Net assets at beginning of period	133,607,199	118,931,999
Net assets at end of period	$137,647,288	$133,607,199

Other Information
Class A
Shares outstanding at beginning of period	8,399,063	8,866,757
Shares sold	34,293	117,364
Shares issued to shareholders in reinvestment of distributions	125,685	154,777
Shares redeemed	(456,529)	(739,835)
Net increase (decrease) in Class A shares	(296,551)	(467,694)
Shares outstanding at end of period	8,102,512	8,399,063
Class B
Shares outstanding at beginning of period	168,337	186,623
Shares sold	57,200	3,815
Shares issued to shareholders in reinvestment of distributions	1,835	2,698
Shares redeemed	(227,372)	(24,799)
Net increase (decrease) in Class B shares	(168,337)	(18,286)
Shares outstanding at end of period	—	168,337

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 7

Financial Highlights
DWS CROCI® U.S. VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$15.59	$13.14	$16.05	$12.92	$16.12	$13.46
Income (loss) from investment operations:
Net investment income[a]	.11	.24	.23	.24	.28	.31
Net realized and unrealized gain (loss)	1.54	2.45	(2.68)	3.17	(2.47)	3.92
Total from investment operations	1.65	2.69	(2.45)	3.41	(2.19)	4.23
Less distributions from:
Net investment income	(.25 )	(.24 )	(.25 )	(.28 )	(.31 )	(.30 )
Net realized gains	—	—	(.21 )	—	(.70 )	(1.27)
Total distributions	(.25 )	(.24 )	(.46 )	(.28 )	(1.01)	(1.57)
Net asset value, end of period	$16.99	$15.59	$13.14	$16.05	$12.92	$16.12
Total Return (%)[b]	10.66 *	20.76	(15.40)	26.69	(12.16)	32.95
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	138	131	116	149	130	153
Ratio of expenses before expense reductions (%)[c]	.78 **	.79	.79	.78	.84	.84
Ratio of expenses after expense reductions (%)[c]	.68 **	.68	.65	.71	.69	.70
Ratio of net investment income (%)	1.38 **	1.69	1.66	1.62	2.28	2.13
Portfolio turnover rate (%)	31 *	60	60	99	122	111

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS CROCI® U.S. VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered two classes of shares (Class A shares and Class B shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B shares, effective June 17, 2024. Class B shares were subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Fund’s Class B shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon,

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 9

creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had no securities on loan.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $2,779,707 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $113,584,077. The net unrealized appreciation for all investments based on tax cost was $24,078,971. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $25,829,344 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,750,373.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

10 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $42,157,591 and $51,437,647, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.600%
Next $750 million of such net assets	.575%
Next $1.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.525%
Next $2.5 billion of such net assets	.500%
Next $2.5 billion of such net assets	.475%
Next $2.5 billion of such net assets	.450%
Over $12.5 billion of such net assets	.425%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.60% of the Fund’s average daily net assets.
For the period from January 1, 2024 through April 30, 2025 (through June 17, 2024 (Class B liquidation date) for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 11

expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.68%
Class B	1.00%
For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$69,854
Class B	1,957
$71,811
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $66,800, of which $10,999 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$256	$82
Class B	167	55
	$423	$137
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of average daily net assets of Class B shares. For the period from January 1, 2024 through June 17, 2024 (Class B liquidation date), the Distribution Service Fee aggregated $3,471, of which $257 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $382, of which $228 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $630.

12 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

D.
Ownership of the Fund
At June 30, 2024, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 94%.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® U.S. VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the

14 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

one-, three- and five-year periods ended December 31, 2022. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2023. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 15

products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

16 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

VS2CUS-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Global Income Builder VIP

Contents
3	Investment Portfolio
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
26	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 20.9%
Communication Services 2.1%
Entertainment 0.4%
Netflix, Inc.*	600	404,928
Nintendo Co., Ltd.	1,200	64,054
		468,982
Interactive Media & Services 1.2%
Alphabet, Inc. "A"	1,900	346,085
Alphabet, Inc. "C"	1,700	311,814
Baidu, Inc. (ADR)*	4,000	345,920
Meta Platforms, Inc. "A"	600	302,532
		1,306,351
Wireless Telecommunication Services 0.5%
SoftBank Corp.	46,001	562,764
Consumer Discretionary 2.2%
Automobiles 0.5%
Ford Motor Co.	9,603	120,422
Mahindra & Mahindra Ltd. (GDR) REG S	2,443	83,550
Mercedes-Benz Group AG	1,218	84,140
Toyota Motor Corp.	11,300	232,059
		520,171
Broadline Retail 1.1%
Amazon.com, Inc.*	3,700	715,025
JD.com, Inc. (ADR)	8,200	211,888
Prosus NV	7,259	258,571
		1,185,484
Hotels, Restaurants & Leisure 0.2%
Evolution AB 144A	2,290	237,965
Textiles, Apparel & Luxury Goods 0.4%
LVMH Moet Hennessy Louis Vuitton SE	542	414,611
Moncler SpA	1,352	82,495
		497,106
Consumer Staples 1.0%
Beverages 0.1%
Anheuser-Busch InBev SA	813	47,119
Consumer Staples Distribution & Retail 0.2%
Coles Group Ltd.	21,715	246,338
Food Products 0.7%
Kerry Group PLC "A"	235	19,026
Lamb Weston Holdings, Inc.	6,100	512,888
Tyson Foods, Inc. "A"	4,500	257,130
		789,044
Energy 1.2%
Energy Equipment & Services 0.0%
Halliburton Co.	1,200	40,536
	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.2%
Exxon Mobil Corp.	1,600	184,192
ONEOK, Inc.	6,495	529,667
Repsol SA	23,218	367,049
Shell PLC	6,002	214,941
		1,295,849
Financials 3.2%
Banks 1.2%
DBS Group Holdings Ltd.	2,800	73,842
Erste Group Bank AG	236	11,139
Fifth Third Bancorp.	33,381	1,218,073
ICICI Bank Ltd. (ADR)	700	20,167
Intesa Sanpaolo SpA	15,328	57,004
		1,380,225
Capital Markets 0.1%
Hong Kong Exchanges & Clearing Ltd.	1,200	38,273
T. Rowe Price Group, Inc.	365	42,088
		80,361
Consumer Finance 0.4%
American Express Co.	2,000	463,100
Financial Services 0.0%
Adyen NV 144A*	11	13,089
Insurance 1.5%
AXA SA	4,059	132,780
Power Corp. of Canada (a)	12,300	341,834
Progressive Corp.	3,100	643,901
Travelers Companies, Inc.	1,600	325,344
Zurich Insurance Group AG	454	241,703
		1,685,562
Health Care 2.2%
Biotechnology 0.2%
CSL Ltd.	813	159,634
Health Care Equipment & Supplies 0.0%
ResMed, Inc.	100	19,142
Pharmaceuticals 2.0%
Merck & Co., Inc.	12,200	1,510,360
Novartis AG (Registered)	113	12,042
Novo Nordisk AS "B"	1,514	216,365
Pfizer, Inc.	18,500	517,630
		2,256,397
Industrials 2.3%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	2,600	1,133,470
Rolls-Royce Holdings PLC*	13,606	78,143
		1,211,613
Commercial Services & Supplies 0.3%
Rentokil Initial PLC	65,511	380,615
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 3

	Shares	Value ($)
Machinery 0.8%
Daimler Truck Holding AG	8,827	351,581
Kubota Corp.	1,500	21,081
VAT Group AG 144A	497	280,064
Volvo AB "B"	9,239	235,853
		888,579
Professional Services 0.1%
Recruit Holdings Co., Ltd.	1,800	96,922
Information Technology 5.0%
Communications Equipment 0.1%
Arista Networks, Inc.*	100	35,048
Nokia Oyj	14,311	54,345
		89,393
IT Services 0.3%
Infosys Ltd. (ADR) (a)	19,500	363,090
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc.	667	1,070,889
NVIDIA Corp.	10,460	1,292,228
QUALCOMM, Inc.	3,300	657,294
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,700	469,287
Tokyo Electron Ltd.	1,100	240,858
		3,730,556
Software 1.0%
Check Point Software Technologies Ltd.*	200	33,000
Dassault Systemes SE	1,681	63,352
Microsoft Corp.	2,300	1,027,985
		1,124,337
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co., Ltd. (GDR) REG S	199	294,520
Materials 1.2%
Chemicals 0.8%
Dow, Inc.	17,000	901,850
Construction Materials 0.1%
CRH PLC	1,402	105,104
Metals & Mining 0.3%
Barrick Gold Corp.	16,100	268,559
Gold Fields Ltd. (ADR)	4,200	62,580
		331,139
Real Estate 0.4%
Retail REITs 0.4%
Kimco Realty Corp.	23,000	447,580
	Shares	Value ($)
Utilities 0.1%
Electric Utilities 0.0%
CLP Holdings Ltd.	8,000	64,601
EDP - Energias de Portugal SA	2,858	10,700
		75,301
Multi-Utilities 0.1%
National Grid PLC	6,764	75,590
Total Common Stocks (Cost $22,167,146)		23,371,408
Preferred Stocks 2.0%
Financials 1.3%
AGNC Investment Corp., Series C, 10.701%	14,427	374,958
Fifth Third Bancorp., Series I, 9.302%	10,000	253,600
KeyCorp., Series E, 6.125%	10,000	229,100
Morgan Stanley, Series K, 5.85%	10,000	248,400
Wells Fargo & Co., Series A, 5.625%	15,000	351,900
		1,457,958
Real Estate 0.7%
Kimco Realty Corp., Series L, 5.125%	15,000	306,750
Prologis, Inc., Series Q, 8.54%	164	9,098
Simon Property Group, Inc., Series A, 8.375%	8,000	495,280
		811,128
Total Preferred Stocks (Cost $2,574,794)		2,269,086
Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $204)	200	204
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)	170	6,551

	Principal Amount ($) (c)	Value ($)
Corporate Bonds 21.5%
Communication Services 1.8%
AT&T, Inc., 3.65%, 6/1/2051	100,000	70,633
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	180,000	172,826
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($) (c)	Value ($)
Charter Communications Operating LLC:
2.25%, 1/15/2029	120,000	102,562
6.1%, 6/1/2029	140,000	140,458
Comcast Corp., 5.5%, 5/15/2064	75,000	72,162
Paramount Global:
4.2%, 6/1/2029	275,000	244,883
4.6%, 1/15/2045	60,000	40,062
4.95%, 1/15/2031	250,000	219,948
Rogers Communications, Inc., 3.8%, 3/15/2032	102,000	91,137
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	257,709
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	125,000	84,390
3.6%, 11/15/2060	25,000	16,898
4.375%, 4/15/2040	60,000	51,994
5.15%, 4/15/2034	110,000	108,115
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	300,000	261,848
5.05%, 3/15/2042	50,000	40,670
5.141%, 3/15/2052	100,000	77,861
		2,054,156
Consumer Discretionary 1.1%
Choice Hotels International, Inc., 5.85%, 8/1/2034 (d)	104,000	102,503
Ford Motor Credit Co. LLC, 4.125%, 8/17/2027	200,000	190,039
General Motors Financial Co., Inc.:
5.55%, 7/15/2029	470,000	469,983
5.95%, 4/4/2034	140,000	140,120
Lowe's Companies, Inc., 5.625%, 4/15/2053	50,000	48,414
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025	300,000	293,830
		1,244,889
Consumer Staples 0.8%
Imperial Brands Finance PLC, 144A, 5.875%, 7/1/2034 (d)	330,000	323,480
JBS USA Holding Lux SARL:
2.5%, 1/15/2027	260,000	241,916
144A, 6.75%, 3/15/2034	200,000	212,021
The J M Smucker Co.:
6.5%, 11/15/2043	80,000	84,182
6.5%, 11/15/2053	50,000	53,730
		915,329
Energy 3.2%
Cheniere Energy Partners LP, 4.0%, 3/1/2031	250,000	227,350
Cheniere Energy, Inc.:
4.625%, 10/15/2028	320,000	310,561
144A, 5.65%, 4/15/2034	100,000	100,079
	Principal Amount ($) (c)	Value ($)
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	100,000	98,390
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	80,000	81,716
Ecopetrol SA:
6.875%, 4/29/2030	300,000	288,139
8.375%, 1/19/2036	250,000	245,562
Energy Transfer LP:
5.0%, 5/15/2050	208,000	176,554
7.125%, 10/1/2054	430,000	424,232
144A, 7.375%, 2/1/2031	85,000	88,696
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	280,000	286,596
EQT Corp., 5.75%, 2/1/2034	210,000	208,157
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	345,479
Targa Resources Corp., 6.5%, 2/15/2053	80,000	84,045
Targa Resources Partners LP, 5.0%, 1/15/2028	200,000	195,894
Western Midstream Operating LP:
5.3%, 3/1/2048	165,000	142,464
6.15%, 4/1/2033	110,000	112,762
Williams Companies, Inc.:
4.65%, 8/15/2032	120,000	113,981
5.65%, 3/15/2033	90,000	90,821
		3,621,478
Financials 7.4%
AerCap Ireland Capital DAC, 3.4%, 10/29/2033	150,000	125,818
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	130,000	125,338
144A, 6.5%, 7/18/2028	90,000	91,687
Ally Financial, Inc., Series B, 4.7%, Perpetual	500,000	439,995
Ares Capital Corp., 5.95%, 7/15/2029	100,000	98,306
Banco Santander SA, 5.538%, 3/14/2030	200,000	198,500
Bank of America Corp.:
2.972%, 2/4/2033	200,000	169,255
Series RR, 4.375%, Perpetual	530,000	501,239
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	345,000	318,362
BNP Paribas SA, 144A, 8.5%, Perpetual	280,000	286,780
BPCE SA, 144A, 5.936%, 5/30/2035	250,000	249,005
Brookfield Finance, Inc., 5.675%, 1/15/2035	300,000	296,789
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 5

	Principal Amount ($) (c)	Value ($)
Capital One Financial Corp.:
Series M, 3.95%, Perpetual	350,000	322,090
7.149%, 10/29/2027	150,000	155,017
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	220,000	206,416
5.853%, 5/19/2034	150,000	152,928
Citigroup, Inc.:
Series Y, 4.15%, Perpetual (a)	300,000	280,013
Series CC, 7.125%, Perpetual	200,000	199,553
Corebridge Financial, Inc., 5.75%, 1/15/2034	130,000	130,863
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 144A, 6.375%, 7/1/2034 (d)	205,000	200,685
HSBC Holdings PLC, 5.546%, 3/4/2030	400,000	400,755
Jefferies Financial Group, Inc., 6.2%, 4/14/2034	90,000	91,154
JPMorgan Chase & Co.:
5.766%, 4/22/2035	170,000	174,421
6.875%, Perpetual	350,000	361,502
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	130,000	124,800
Morgan Stanley, 5.466%, 1/18/2035	140,000	139,635
PNC Financial Services Group, Inc.:
5.676%, 1/22/2035	130,000	130,697
Series W, 6.25%, Perpetual	230,000	224,128
Societe Generale SA:
144A, 5.375%, Perpetual	250,000	201,414
144A, 6.221%, 6/15/2033	225,000	221,535
State Street Corp., Series I, 6.7%, Perpetual	110,000	110,656
Synchrony Bank, 5.625%, 8/23/2027	250,000	247,660
The Goldman Sachs Group, Inc.:
Series T, 3.8%, Perpetual	170,000	160,222
5.727%, 4/25/2030	175,000	178,107
Series W, 7.5%, Perpetual	225,000	235,736
Truist Financial Corp.:
Series N, 4.8%, Perpetual	300,000	294,769
5.711%, 1/24/2035	90,000	89,607
U.S. Bancorp, 5.678%, 1/23/2035	180,000	180,690
UBS Group AG, 144A, 4.375%, Perpetual	200,000	162,211
		8,278,338
	Principal Amount ($) (c)		Value ($)
Health Care 0.5%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		150,000	136,875
CVS Health Corp., 5.05%, 3/25/2048		175,000	150,781
HCA, Inc., 5.5%, 6/15/2047		55,000	50,846
Humana, Inc., 5.875%, 3/1/2033		40,000	40,690
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	205,000	212,513
			591,705
Industrials 2.0%
AGCO Corp., 5.8%, 3/21/2034		70,000	69,727
American Airlines, Inc., 144A, 5.5%, 4/20/2026		70,000	69,378
Boeing Co.:
5.805%, 5/1/2050		115,000	103,638
144A, 6.259%, 5/1/2027		130,000	130,879
144A, 6.858%, 5/1/2054		230,000	236,019
Delta Air Lines, Inc.:
3.75%, 10/28/2029		135,000	124,410
144A, 7.0%, 5/1/2025		420,000	423,177
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		361,200	361,921
Owens Corning, 5.7%, 6/15/2034		117,000	118,077
RTX Corp., 6.1%, 3/15/2034		135,000	142,102
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037		300,000	304,547
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029		110,000	110,486
			2,194,361
Information Technology 0.2%
Broadcom, Inc., 144A, 2.6%, 2/15/2033		70,000	56,728
Global Payments, Inc., 5.95%, 8/15/2052		30,000	28,899
Oracle Corp.:
3.65%, 3/25/2041		118,000	90,273
5.55%, 2/6/2053		50,000	47,308
			223,208
Materials 1.2%
Celanese U.S. Holdings LLC:
6.165%, 7/15/2027		100,000	101,492
6.35%, 11/15/2028		50,000	51,374
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034		200,000	199,983
Dow Chemical Co.:
5.15%, 2/15/2034		160,000	156,512
5.6%, 2/15/2054		160,000	153,817
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($) (c)		Value ($)
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	253,344
Olin Corp., 5.0%, 2/1/2030		200,000	188,976
Vale Overseas Ltd., 6.4%, 6/28/2054		215,000	212,570
			1,318,068
Real Estate 0.1%
Kimco Realty OP LLC, 6.4%, 3/1/2034		70,000	73,997
Utilities 3.2%
CMS Energy Corp., 3.75%, 12/1/2050		400,000	334,392
Constellation Energy Generation LLC, 5.75%, 3/15/2054		120,000	116,295
Duke Energy Corp., 3.25%, 1/15/2082		250,000	223,925
Entergy Arkansas LLC, 5.75%, 6/1/2054		150,000	148,834
Eversource Energy, 5.5%, 1/1/2034		220,000	215,839
Nevada Power Co., 6.0%, 3/15/2054		90,000	91,446
NextEra Energy Capital Holdings, Inc., 6.75%, 6/15/2054		98,000	98,562
NextEra Energy Operating Partners LP, 144A, 3.875%, 10/15/2026		100,000	95,093
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		250,000	225,617
Pacific Gas and Electric Co.:
3.3%, 8/1/2040		70,000	49,850
5.45%, 6/15/2027		90,000	90,046
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	260,000	273,840
RWE Finance U.S. LLC, 144A, 5.875%, 4/16/2034		300,000	300,335
Sempra, 4.125%, 4/1/2052		510,000	469,430
Sierra Pacific Power Co., 5.9%, 3/15/2054		50,000	49,739
Southern Co., Series 21-A, 3.75%, 9/15/2051		215,000	201,885
Southwestern Public Service Co., 6.0%, 6/1/2054		220,000	219,357
Vistra Operations Co. LLC, 144A, 6.95%, 10/15/2033		200,000	214,057
Xcel Energy, Inc., 4.6%, 6/1/2032		140,000	130,908
			3,549,450
Total Corporate Bonds (Cost $24,876,355)			24,064,979
	Principal Amount ($) (c)	Value ($)
Asset-Backed 5.5%
Automobile Receivables 0.7%
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029	100,000	100,554
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	250,000	251,526
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	340,000	338,883
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028	8,889	8,861
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	100,000	100,648
		800,472
Credit Card Receivables 0.3%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	100,000	99,882
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	200,000	200,750
		300,632
Miscellaneous 4.5%
AGL Core CLO 8 Ltd., “AR”, Series 2020-8A, 144A, 90-day average SOFR + 1.352%, 6.676% (e), 10/20/2032	250,000	250,263
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 90-day average SOFR + 1.9%, 7.182% (e), 7/24/2037 (d)	500,000	500,000
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 90-day average SOFR + 1.212%, 6.536% (e), 10/20/2030	370,399	370,767
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 90-day average SOFR + 1.712%, 7.04% (e), 4/15/2034	500,000	500,333
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022- 34A, 144A, 90-day average SOFR + 2.05%, 7.375% (e), 4/20/2035	250,000	250,188
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	520,231	464,435
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 7

	Principal Amount ($) (c)	Value ($)
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	250,000	251,500
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	93,717	93,803
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.479% (e), 7/17/2034	250,000	250,351
Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021- 1A, 144A, 90-day average SOFR + 1.422%, 6.748% (e), 10/20/2034	500,000	500,406
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	296,604	294,040
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 90-day average SOFR + 1.71%, 7.033% (e), 7/20/2037	350,000	350,179
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 90-day average SOFR + 1.6%, 6.885% (e), 4/20/2037	500,000	504,872
Voya CLO Ltd., “B”, Series 2021-1A, 144A, 90-day average SOFR + 1.912%, 7.24% (e), 7/15/2034	400,000	399,982
		4,981,119
Total Asset-Backed (Cost $6,109,653)		6,082,223
Mortgage-Backed Securities Pass- Throughs 2.8%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038	860	890
Federal National Mortgage Association:
4.5%, with various maturities from 9/1/2035 - 7/1/2054 (d)	1,002,511	945,149
5.5%, 7/1/2054 (d)	2,200,000	2,168,980
Total Mortgage-Backed Securities Pass-Throughs (Cost $3,111,494)		3,115,019
Commercial Mortgage-Backed Securities 2.7%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.203% (e), 5/15/2035	200,000	174,557
	Principal Amount ($) (c)	Value ($)
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.863% (e), 12/5/2038	600,000	640,454
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	100,000	81,161
BX Trust, “D”, Series 2019- OC11, 144A, 4.075% (e), 12/9/2041	150,000	132,628
BXP Trust, “B”, Series 2021- 601L, 144A, 2.868% (e), 1/15/2044	250,000	188,591
Citigroup Commercial Mortgage Trust, “A”, Series 2013-375P, 144A, 3.251%, 5/10/2035	140,131	135,965
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.541% (e), 11/15/2037	245,748	244,826
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	250,000	231,639
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 9.085% (e), 1/25/2051	194,000	195,273
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	192,720
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	220,969
JW Commercial Mortgage Trust, “B”, Series 2024- MRCO, 144A, 30-day average SOFR + 1.941%, 7.261% (e), 6/15/2039	300,000	298,874
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	100,000	96,863
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	200,000	200,552
Total Commercial Mortgage-Backed Securities (Cost $2,947,846)		3,035,072
Collateralized Mortgage Obligations 5.8%
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	571,318	472,539
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($) (c)	Value ($)
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	35,035	5,179
“FG”, Series 2023-53, 30- day average SOFR + 1.9%, 7.0% (e), 11/25/2053	3,359,979	3,437,892
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B”, Series 2022- DNA2, 144A, 30-day average SOFR + 2.4%, 7.735% (e), 2/25/2042	155,000	158,871
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.9% (e), 3/25/2049	178,258	180,486
Government National Mortgage Association, “HZ”, Series 2024-43, 5.0%, 3/20/2054	1,999,024	1,896,086
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.24% (e), 10/25/2046	103,501	92,722
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.485% (e), 7/25/2059	234,001	241,633
Total Collateralized Mortgage Obligations (Cost $6,481,798)		6,485,408
Government & Agency Obligations 33.7%
Sovereign Bonds 0.4%
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	176,489
Indonesia Government International Bond, 3.85%, 10/15/2030	300,000	278,604
		455,093
U.S. Treasury Obligations 33.3%
U.S. Treasury Bills:
5.156% (f), 10/31/2024	2,000,000	1,964,925
5.184% (f), 9/5/2024 (g)	200,000	198,086
5.303% (f), 9/5/2024 (g)	3,000,000	2,971,295
U.S. Treasury Bonds, 4.25%, 2/15/2054	78,900	75,128
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.15%, 5.455% (e), 4/30/2026 (h)	16,846,300	16,848,107
	Principal Amount ($) (c)	Value ($)
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 5.55% (e), 1/31/2026	13,818,300	13,839,834
U.S. Treasury Inflation- Indexed Notes:
1.75%, 1/15/2034	1,007,661	977,674
2.125%, 4/15/2029	289,884	290,218
		37,165,267
Total Government & Agency Obligations (Cost $37,712,686)		37,620,360

	Shares	Value ($)
Exchange-Traded Funds 4.6%
iShares MSCI Emerging Markets ETF	50,300	2,142,277
SPDR Blackstone Senior Loan ETF	72,850	3,045,130
Total Exchange-Traded Funds (Cost $5,232,566)		5,187,407
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (i) (j) (Cost $773,231)	773,231	773,231
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 5.36% (i) (Cost $3,894,564)	3,894,564	3,894,564

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $115,912,620)	103.7	115,905,512
Other Assets and Liabilities, Net	(3.7)	(4,099,864)
Net Assets	100.0	111,805,648
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 9

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (i) (j)
1,074,287	—	301,056 (k)	—	—	9,299	—	773,231	773,231
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 5.36% (i)
9,281,154	78,419,866	83,806,456	—	—	151,348	—	3,894,564	3,894,564
10,355,441	78,419,866	84,107,512	—	—	160,647	—	4,667,795	4,667,795

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $736,581, which is 0.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery securities included.
(e)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At June 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

At June 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2024	72	14,661,256	14,703,750	42,494
5 Year U.S. Treasury Note	USD	9/30/2024	55	5,833,961	5,861,797	27,836
MSCI E-Mini Emerging Market Index	USD	9/20/2024	107	5,800,028	5,821,870	21,842
MSCI World Index	USD	9/20/2024	326	36,217,412	36,688,040	470,628
TOPIX Index	JPY	9/12/2024	3	515,765	524,054	8,289
Total unrealized appreciation						571,089
At June 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2024	12	1,372,844	1,362,375	10,469
At June 30, 2024, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 3.967% Annually	Floating — 1-Day SOFR Annually β	5/8/2025/ 5/8/2045	1,700,000	USD	36,827	—	36,827
Fixed — 3.778% Annually	Floating — 1-Day SOFR Annually β	5/8/2025/ 5/10/2055	1,700,000	USD	44,358	—	44,358
Fixed — 3.975% Annually	Floating — 1-Day SOFR Annually β	5/8/2025/ 5/8/2035	3,890,000	USD	(55,420)	(26,242)	(29,178)
Total net unrealized appreciation							52,007

β	1-Day SOFR rate as of June 30, 2024 is 5.336%.
SOFR: Secured Overnight Financing Rate

At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	528,000	USD	672,117	9/18/2024	4,292	Morgan Stanley
CHF	219,000	USD	246,430	9/18/2024	394	State Street Bank and Trust
EUR	2,874,000	USD	3,099,209	9/18/2024	9,818	State Street Bank and Trust
SEK	2,410,000	USD	230,479	9/18/2024	2,199	Citigroup, Inc.
CNY	2,793,226	USD	392,965	9/19/2024	5,236	State Street Bank and Trust
Total unrealized appreciation					21,939

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CAD	678,000	USD	493,700	9/18/2024	(2,803)	Citigroup, Inc.
USD	520,330	JPY	80,660,000	9/18/2024	(13,051)	Morgan Stanley
USD	388,712	CNY	2,798,226	9/19/2024	(289)	State Street Bank and Trust
Total unrealized depreciation					(16,143)
Currency Abbreviation(s)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 11

CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,711,279	$626,818	$—	$2,338,097
Consumer Discretionary	1,130,885	1,309,841	—	2,440,726
Consumer Staples	770,018	312,483	—	1,082,501
Energy	754,395	581,990	—	1,336,385
Financials	3,054,507	567,830	—	3,622,337
Health Care	2,047,132	388,041	—	2,435,173
Industrials	1,133,470	1,444,259	—	2,577,729
Information Technology	5,243,341	358,555	—	5,601,896
Materials	1,232,989	105,104	—	1,338,093
Real Estate	447,580	—	—	447,580
Utilities	—	150,891	—	150,891
Preferred Stocks (a)	2,269,086	—	—	2,269,086
Rights	—	—	204	204
Warrants	—	—	6,551	6,551
Corporate Bonds (a)	—	24,064,979	—	24,064,979
Asset-Backed (a)	—	6,082,223	—	6,082,223
Mortgage-Backed Securities Pass-Throughs	—	3,115,019	—	3,115,019
Commercial Mortgage-Backed Securities	—	3,035,072	—	3,035,072
Collateralized Mortgage Obligations	—	6,485,408	—	6,485,408
Government & Agency Obligations (a)	—	37,620,360	—	37,620,360
Exchange-Traded Funds	5,187,407	—	—	5,187,407
Short-Term Investments (a)	4,667,795	—	—	4,667,795
Derivatives (b)
Futures Contracts	581,558	—	—	581,558
Interest Rate Swap Contracts	—	81,185	—	81,185
Forward Foreign Currency Contracts	—	21,939	—	21,939
Total	$30,231,442	$86,351,997	$6,755	$116,590,194
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Interest Rate Swap Contracts	$—	$(29,178)	$—	$(29,178)
Forward Foreign Currency Contracts	—	(16,143)	—	(16,143)
Total	$—	$(45,321)	$—	$(45,321)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

12 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Statement of Assets and Liabilities

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $111,244,825) — including $736,581 of securities loaned	$111,237,717
Investment in DWS Government & Agency Securities Portfolio (cost $773,231)*	773,231
Investment in DWS Central Cash Management Government Fund (cost $3,894,564)	3,894,564
Cash	36,427
Foreign currency, at value (cost $56,467)	55,895
Receivable for Fund shares sold	2,941
Dividends receivable	47,566
Interest receivable	695,271
Affiliated securities lending income receivable	164
Receivable for variation margin on futures contracts	137,821
Unrealized appreciation on forward foreign currency contracts	21,939
Foreign taxes recoverable	122,427
Other assets	1,111
Total assets	117,027,074
Liabilities
Payable upon return of securities loaned	773,231
Payable for investments purchased — when-issued/delayed-delivery securities	1,134,729
Payable for investments purchased — TBA purchase commitments	3,114,737
Payable for Fund shares redeemed	14,771
Payable for variation margin on centrally cleared swaps	20,164
Unrealized depreciation on forward foreign currency contracts	16,143
Accrued management fee	33,859
Accrued Trustees' fees	665
Other accrued expenses and payables	113,127
Total liabilities	5,221,426
Net assets, at value	$111,805,648
Net Assets Consist of
Distributable earnings (loss)	16,337,297
Paid-in capital	95,468,351
Net assets, at value	$111,805,648
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($111,805,648 ÷ 4,857,786 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$23.02

*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 13

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$2,017,279
Dividends (net of foreign taxes withheld of $32,618)	564,934
Income distributions — DWS Central Cash Management Government Fund	151,348
Affiliated securities lending income	9,299
Total income	2,742,860
Expenses:
Management fee	202,393
Administration fee	53,060
Services to shareholders	542
Distribution service fee (Class B)	8 *
Custodian fee	13,444
Audit fee	35,900
Legal fees	9,718
Tax fees	4,474
Reports to shareholders	21,568
Trustees' fees and expenses	3,124
Other	10,023
Total expenses before expense reductions	354,254
Expense reductions	(5)
Total expenses after expense reductions	354,249
Net investment income	2,388,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	12,060,510
Swap contracts	(483)
Futures	3,742,729
Forward foreign currency contracts	15,698
Foreign currency	8,711
15,827,165
Change in net unrealized appreciation (depreciation) on:
Investments	(11,555,172)
Swap contracts	52,007
Futures	(183,244)
Forward foreign currency contracts	137,798
Foreign currency	(69,210)
(11,617,821)
Net gain (loss)	4,209,344
Net increase (decrease) in net assets resulting from operations	$6,597,955

*	For the period from January 1, 2024 to March 25, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

14 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,388,611	$3,638,264
Net realized gain (loss)	15,827,165	2,002,778
Change in net unrealized appreciation (depreciation)	(11,617,821)	9,041,137
Net increase (decrease) in net assets resulting from operations	6,597,955	14,682,179
Distributions to shareholders:
Class A	(3,884,542)	(3,321,406)
Class B	—	(342)
Total distributions	(3,884,542)	(3,321,748)
Fund share transactions:
Class A
Proceeds from shares sold	1,935,042	4,136,010
Reinvestment of distributions	3,884,542	3,321,406
Payments for shares redeemed	(6,281,387)	(11,919,499)
Net increase (decrease) in net assets from Class A share transactions	(461,803)	(4,462,083)
Class B
Reinvestment of distributions	—	342
Payments for shares redeemed	(13,634)	—
Net increase (decrease) in net assets from Class B share transactions	(13,634)	342
Increase (decrease) in net assets	2,237,976	6,898,690
Net assets at beginning of period	109,567,672	102,668,982
Net assets at end of period	$111,805,648	$109,567,672

Other Information
Class A
Shares outstanding at beginning of period	4,871,473	5,077,917
Shares sold	84,490	197,546
Shares issued to shareholders in reinvestment of distributions	177,782	162,814
Shares redeemed	(275,959)	(566,804)
Net increase (decrease) in Class A shares	(13,687)	(206,444)
Shares outstanding at end of period	4,857,786	4,871,473
Class B
Shares outstanding at beginning of period	583	566
Shares issued to shareholders in reinvestment of distributions	—	17
Shares redeemed	(583)	—
Net increase (decrease) in Class B shares	(583)	17
Shares outstanding at end of period	—	583

*	Includes Class B for the period from January 1, 2024 to March 25, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 15

Financial Highlights
DWS Global Income Builder VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$22.49	$20.22	$26.78	$25.07	$24.63	$21.33
Income (loss) from investment operations:
Net investment income[a]	.49	.73	.61	.62	.57	.69
Net realized and unrealized gain (loss)	.86	2.21	(4.47)	2.08	1.16	3.54
Total from investment operations	1.35	2.94	(3.86)	2.70	1.73	4.23
Less distributions from:
Net investment income	(.82 )	(.67 )	(.69 )	(.62 )	(.74 )	(.90 )
Net realized gains	—	—	(2.01)	(.37 )	(.55 )	(.03 )
Total distributions	(.82 )	(.67 )	(2.70)	(.99 )	(1.29)	(.93 )
Net asset value, end of period	$23.02	$22.49	$20.22	$26.78	$25.07	$24.63
Total Return (%)	6.20 *	14.89	(14.98)	10.95	8.28	20.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112	110	103	131	127	130
Ratio of expenses (%)[b]	.65 **	.65	.65	.61	.64	.68
Ratio of net investment income (%)	4.37 **	3.47	2.80	2.36	2.51	2.96
Portfolio turnover rate (%)	192 *	180	95	104	137	182

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global Income Builder VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
Multiple Classes of Shares of Beneficial Interest. Prior to March 25, 2024, the Fund offered two classes of shares (Class A shares and Class B shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B shares, effective March 25, 2024. Class B shares were subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Fund’s Class B shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

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Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of June 30, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2024

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$738,671	$—	$—	$—	$738,671
Corporate Bonds	34,560	—	—	—	34,560
Total Borrowings	$773,231	$—	$—	$—	$773,231
Gross amount of recognized liabilities for securities lending transactions:					$773,231
When-Issued, Delayed-Delivery and Forward-Commitment Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable based upon the current interpretation of the tax rules and regulations. Estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $1,574,339 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $116,182,516. The net unrealized depreciation for all investments based on tax cost was $277,004. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,376,780 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,653,784.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

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The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities, the realized tax character on distributions from certain securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.
Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from

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the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2024, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.
A summary of the open interest rate swap contracts as of June 30, 2024 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2024, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $0 to $7,290,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2024, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains. In addition, the Fund entered into equity index futures as a means of gaining exposure to the equity asset class without investing directly into such asset class and to manage the risk of stock market volatility.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2024, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $28,750,000 to $63,600,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $531,000 to $12,792,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of June 30, 2024, is included in the table following the Fund’s Investment Portfolio. For the six months ended June 30, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $5,135,000 to $5,554,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $931,000.

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The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$500,759	$500,759
Interest Rate Contracts (a) (b)	—	81,185	80,799	161,984
Foreign Exchange Contracts (c)	21,939	—	—	21,939
	$21,939	$81,185	$581,558	$684,682
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)
Includes cumulative appreciation of centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$—	$(29,178)	$(29,178)
Foreign Exchange Contracts (b)	(16,143)	—	(16,143)
	$(16,143)	$(29,178)	$(45,321)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Includes cumulative depreciation of centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$3,811,833	$3,811,833
Interest Rate Contracts (a)	—	(483)	(69,104)	(69,587)
Foreign Exchange Contracts (a)	15,698	—	—	15,698
	$15,698	$(483)	$3,742,729	$3,757,944
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts, swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$(39,703)	$(39,703)
Interest Rate Contracts (a)	—	52,007	(143,541)	(91,534)
Foreign Exchange Contracts (a)	137,798	—	—	137,798
	$137,798	$52,007	$(183,244)	$6,561
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively
As of June 30, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and

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exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$2,199	$(2,199)	$—	$—
Morgan Stanley	4,292	(4,292)	—	—
State Street Bank and Trust	15,448	(289)	—	15,159
	21,939	(6,780)	—	15,159

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$2,803	$(2,199)	$—	$604
Morgan Stanley	13,051	(4,292)	—	8,759
State Street Bank and Trust	289	(289)	—	—
	16,143	(6,780)	—	9,363
C.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$119,082,537	$141,076,094
U.S. Treasury Obligations	$86,461,507	$64,772,853
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.370%
Next $750 million of such net assets	.345%
Over $1 billion of such net assets	.310%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from January 1, 2024 through September 30, 2024 (through March 25, 2024 (Class B liquidation date) for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating

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expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.70%
Class B	.95%
For the period from January 1, 2024 to March 25, 2024 (Class B liquidation date), fees waived and/or expenses reimbursed for Class B are $5.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $53,060, of which $8,877 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the period from January 1, 2024 to March 25, 2024 (Class B liquidation date), the Distribution Service Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2024
Class B	$8	$—
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through March 25, 2024 (Class B liquidation date) for Class B shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$355	$132
Class B	7	—
	$362	$132
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $632, of which $228 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Ownership of the Fund
At June 30, 2024, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 59%.

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F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 25

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Income Builder VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being

26 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 27

commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

28 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

VS2GIB-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Government Money Market VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
12	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 57.6%
U.S. Government Sponsored Agencies 16.1%
Federal Farm Credit Banks:
5.25%, 12/13/2024	175,000	174,987
SOFR + 0.035%, 5.375% (a), 10/9/2024	500,000	500,000
SOFR + 0.135%, 5.475% (a), 6/3/2025	500,000	500,000
SOFR + 0.145%, 5.485% (a), 7/25/2025	500,000	500,000
Federal Home Loan Bank Discount Notes:
5.282% (b), 10/2/2024	4,000,000	3,946,163
5.313% (b), 9/11/2024	500,000	494,760
5.323% (b), 9/27/2024	4,000,000	3,948,667
5.333% (b), 7/26/2024	3,000,000	2,989,042
Federal Home Loan Banks:
5.0%, 9/18/2024	1,500,000	1,499,810
5.34% (a), 9/26/2024	400,000	400,000
SOFR + 0.005%, 5.345% (a), 10/4/2024	750,000	750,000
SOFR + 0.01%, 5.35% (a), 8/19/2024	500,000	500,000
SOFR + 0.01%, 5.35% (a), 9/12/2024	500,000	500,000
SOFR + 0.010%, 5.35% (a), 11/14/2024	750,000	750,000
SOFR + 0.01%, 5.35% (a), 11/18/2024	3,000,000	3,000,000
SOFR + 0.010%, 5.35% (a), 11/25/2024	1,250,000	1,250,000
SOFR + 0.01%, 5.35% (a), 12/2/2024	750,000	750,000
SOFR + 0.015%, 5.355% (a), 7/3/2024	2,000,000	2,000,000
SOFR + 0.015%, 5.355% (a), 11/1/2024	750,000	750,000
SOFR + 0.015%, 5.355% (a), 12/9/2024	2,000,000	2,000,000
SOFR + 0.015%, 5.355% (a), 12/17/2024	750,000	750,000
5.4%, 1/14/2025	1,250,000	1,250,000
SOFR + 0.125%, 5.465% (a), 2/24/2025	2,000,000	2,000,000
Federal National Mortgage Association, SOFR + 0.100%, 5.44% (a), 6/18/2026	750,000	750,000
		31,953,429
U.S. Treasury Obligations 41.5%
U.S. Treasury Bills:
4.814% (b), 3/20/2025	200,000	193,088
4.835% (b), 3/20/2025	300,000	289,589
4.951% (b), 4/17/2025	500,000	480,332
5.014% (b), 2/20/2025	1,000,000	967,854
	Principal Amount ($)	Value ($)
5.08% (b), 7/11/2024	3,500,000	3,495,129
5.09% (b), 7/25/2024	3,500,000	3,488,287
5.126% (b), 7/5/2024	3,000,000	2,998,315
5.166% (b), 8/29/2024	3,000,000	2,974,947
5.169% (b), 9/12/2024	5,000,000	4,948,312
5.192% (b), 8/29/2024	2,000,000	1,983,214
5.196% (b), 12/12/2024	4,000,000	3,906,620
5.201% (b), 9/19/2024	2,000,000	1,977,200
5.201% (b), 12/12/2024	5,000,000	4,883,150
5.205% (b), 12/5/2024	3,000,000	2,932,837
5.223% (b), 10/17/2024	3,000,000	2,953,641
5.223% (b), 11/7/2024	3,000,000	2,944,627
5.233% (b), 10/24/2024	2,000,000	1,967,024
5.263% (b), 8/6/2024	5,000,000	4,974,045
5.29% (b), 10/15/2024	3,000,000	2,953,912
5.325% (b), 8/1/2024	3,000,000	2,986,431
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.342% (a), 7/31/2024	10,000,000	10,000,347
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.43% (a), 7/31/2025	4,000,000	3,998,260
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.445% (a), 10/31/2024	5,000,000	5,000,310
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.475% (a), 10/31/2025	4,000,000	3,998,366
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.505% (a), 1/31/2025	5,000,000	5,004,483
		82,300,320
Total Government & Agency Obligations (Cost $114,253,749)		114,253,749
Repurchase Agreements 42.0%
BNP Paribas, 5.32%, dated 6/28/2024, to be repurchased at $10,704,744 on 7/1/2024 (c)	10,700,000	10,700,000
Citigroup Global Markets, Inc., 5.32%, dated 6/28/2024, to be repurchased at $18,708,290 on 7/1/2024 (d)	18,700,000	18,700,000
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 3

	Principal Amount ($)	Value ($)
JPMorgan Securities, Inc., 5.33%, dated 6/28/2024, to be repurchased at $14,306,352 on 7/1/2024 (e)	14,300,000	14,300,000
Royal Bank of Canada:
5.32%, dated 6/28/2024, to be repurchased at $11,805,231 on 7/1/2024 (f)	11,800,000	11,800,000
5.32%, dated 6/28/2024, to be repurchased at $1,300,576 on 7/1/2024 (g)	1,300,000	1,300,000
5.33%, dated 6/28/2024, to be repurchased at $5,002,221 on 7/1/2024 (h)	5,000,000	5,000,000
Wells Fargo Bank:
5.32%, dated 6/28/2024, to be repurchased at $3,561,578 on 7/1/2024 (i)	3,560,000	3,560,000
	Principal Amount ($)	Value ($)
5.33%, dated 6/28/2024, to be repurchased at $17,897,946 on 7/1/2024 (j)	17,890,000	17,890,000
Total Repurchase Agreements (Cost $83,250,000)		83,250,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $197,503,749)	99.6	197,503,749
Other Assets and Liabilities, Net	0.4	795,689
Net Assets	100.0	198,299,438

(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,065,900	U.S. Treasury Notes	0.625–2.75	8/15/2030–8/15/2032	10,914,002

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,491,000	U.S. Treasury Notes	0.75	4/30/2026	19,074,056

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,336,479	Federal National Mortgage Association	2.0–4.415	5/1/2033–4/1/2051	14,586,000

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,015,400	U.S. Treasury Notes	1.125	10/31/2026	12,036,013

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,500	U.S. Treasury Bonds	3.875	2/15/2043	13,380
18,700	U.S. Treasury Notes	0.25–4.875	6/30/2025–10/31/2030	18,243
3,240,800	U.S. Treasury Strips	Zero Coupon	11/15/2043–8/15/2050	1,043,791
159,500	U.S. Treasury Inflation Index Bonds	2.0–3.625	1/15/2026–4/15/2028	251,201
Total Collateral Value				1,326,615
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,454	Federal Home Loan Mortgage Corporation	2.0–6.5	8/1/2049–2/1/2054	75,061
1,576,351	Federal National Mortgage Association	1.5–7.0	7/1/2041–2/1/2054	1,202,016
103,219	Government National Mortgage Association	3.0–6.5	3/20/2047–5/20/2054	101,223
11,557,900	U.S. Treasury Strips	Zero Coupon	2/15/2044–5/15/2049	3,723,965
Total Collateral Value				5,102,265

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,839,934	U.S. Treasury Bonds	1.125–4.625	2/15/2036–2/15/2054	3,630,556
647	U.S. Treasury Notes	3.75	12/31/2028	644
Total Collateral Value				3,631,200

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,403,980	Federal Home Loan Mortgage Corporation	1.5–5.5	10/1/2050–6/1/2054	18,247,800

SOFR: Secured Overnight Financing Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$114,253,749	$—	$114,253,749
Repurchase Agreements	—	83,250,000	—	83,250,000
Total	$—	$197,503,749	$—	$197,503,749

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$114,253,749
Repurchase agreements, valued at amortized cost	83,250,000
Cash	62,117
Receivable for Fund shares sold	828,978
Interest receivable	418,277
Other assets	2,024
Total assets	198,815,145
Liabilities
Payable for Fund shares redeemed	47,629
Distributions payable	352,456
Accrued management fee	37,975
Accrued Trustees' fees	346
Other accrued expenses and payables	77,301
Total liabilities	515,707
Net assets, at value	$198,299,438
Net Assets Consist of
Distributable earnings (loss)	26,666
Paid-in capital	198,272,772
Net assets, at value	$198,299,438
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($198,299,438 ÷ 198,337,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$5,564,390
Expenses:
Management fee	243,453
Administration fee	100,489
Services to shareholders	1,453
Custodian fee	4,298
Professional fees	26,978
Reports to shareholders	11,942
Registration fees	8,288
Trustees' fees and expenses	5,096
Other	7,518
Total expenses	409,515
Net investment income	5,154,875
Net realized gain (loss) from investments	17,875
Net increase (decrease) in net assets resulting from operations	$5,172,750
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$5,154,875	$9,711,504
Net realized gain (loss)	17,875	2,426
Net increase (decrease) in net assets resulting from operations	5,172,750	9,713,930
Distributions to shareholders:
Class A	(5,154,875)	(9,711,503)
Fund share transactions:
Class A
Proceeds from shares sold	62,821,988	193,367,672
Reinvestment of distributions	5,218,986	9,448,141
Payments for shares redeemed	(155,624,115)	(103,500,306)
Net increase (decrease) in net assets from Class A share transactions	(87,583,141)	99,315,507
Increase (decrease) in net assets	(87,565,266)	99,317,934
Net assets at beginning of period	285,864,704	186,546,770
Net assets at end of period	$198,299,438	$285,864,704

Other Information
Class A
Shares outstanding at beginning of period	285,920,893	186,606,016
Shares sold	62,821,988	193,367,042
Shares issued to shareholders in reinvestment of distributions	5,218,986	9,448,141
Shares redeemed	(155,624,115)	(103,500,306)
Net increase (decrease) in Class A shares	(87,583,141)	99,314,877
Shares outstanding at end of period	198,337,752	285,920,893
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 7

Financial Highlights
DWS Government Money Market VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.025	.047	.013	.000 *	.002	.018
Net realized gain (loss)	.000 *	.000 *	(.000 )*	(.000 )*	.000 *	.000 *
Total from investment operations	.025	.047	.013	.000 *	.002	.018
Less distributions from:
Net investment income	(.025 )	(.047 )	(.013 )	(.000 )*	(.002 )	(.018 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	2.51 **	4.75	1.29 [a]	.01 [a]	.24 [a]	1.77 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	198	286	187	197	153	122
Ratio of expenses before expense reductions (%)[b]	.40 ***	.39	.40	.42	.42	.47
Ratio of expenses after expense reductions (%)[b]	.40 ***	.39	.32	.06	.23	.47
Ratio of net investment income (%)	4.98 ***	4.70	1.25	.01	.20	1.74

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Government Money Market VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claim on the collateral may be subject to legal proceedings.
As of June 30, 2024, the Fund held repurchase agreements with a gross value of $83,250,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $197,503,749.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 9

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.235%
Next $500 million of such net assets	.220%
Next $1.0 billion of such net assets	.205%
Over $2.0 billion of such net assets	.190%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.235% of the Fund’s average daily net assets.
For the period from January 1, 2024 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.51%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $100,489, of which $15,675 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC aggregated $1,243, of which $338 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $524, of which $213 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

10 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

C.
Ownership of the Fund
At June 30, 2024, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 67%.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve ("Fed") raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors.  Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.  Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 11

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government Money Market VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Class A shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

12 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s Class A shares total operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 13

the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

14 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

VS2GMM-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS High Income VIP

Contents
3	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
22	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS High Income VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 92.9%
Communication Services 11.6%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	100,000	104,209
REG S, 4.25%, 8/15/2029	EUR	105,000	85,096
Altice France SA, 144A, 5.5%, 1/15/2028		200,000	136,977
CCO Holdings LLC:
144A, 5.125%, 5/1/2027		445,000	427,265
144A, 5.375%, 6/1/2029		550,000	500,371
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029		35,000	29,247
144A, 7.75%, 4/15/2028		120,000	105,001
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		400,000	258,538
144A, 5.0%, 11/15/2031		280,000	101,503
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		67,000	63,019
144A, 8.875%, 2/1/2030		60,000	58,723
DISH DBS Corp., 144A, 5.75%, 12/1/2028		180,000	124,796
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		150,000	141,314
5.875%, 11/1/2029		190,000	165,427
Gray Television, Inc., 144A, 7.0%, 5/15/2027		75,000	69,053
Iliad Holding SASU, REG S, 5.625%, 10/15/2028	EUR	200,000	213,301
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		189,000	177,005
Level 3 Financing, Inc., 144A, 10.75%, 12/15/2030		90,000	89,775
Match Group Holdings II LLC, 144A, 5.0%, 12/15/2027		150,000	143,796
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028		125,000	111,138
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026		345,000	324,589
Stagwell Global LLC, 144A, 5.625%, 8/15/2029		105,000	96,980
TEGNA, Inc., 4.625%, 3/15/2028		160,000	144,169
Telecom Italia Capital SA, 6.375%, 11/15/2033		44,000	41,153
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		200,000	189,434
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		200,000	164,909
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	315,382
Vodafone Group PLC, 7.0%, 4/4/2079		265,000	273,055
	Principal Amount ($)(a)		Value ($)
Windstream Escrow LLC, 144A, 7.75%, 8/15/2028		50,000	47,102
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		60,000	47,986
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	200,000	179,970
			4,930,283
Consumer Discretionary 14.2%
Affinity Interactive, 144A, 6.875%, 12/15/2027		110,000	96,994
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029		200,000	183,415
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		90,000	81,568
Caesars Entertainment, Inc., 144A, 4.625%, 10/15/2029		90,000	82,509
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		25,000	24,510
Carnival Corp.:
144A, 5.75%, 3/1/2027		330,000	326,015
144A, 6.0%, 5/1/2029		160,000	158,051
144A, 7.0%, 8/15/2029		20,000	20,732
Carvana Co.:
144A, 12.0%, 12/1/2028		95,000	102,156
144A, 14.0%, 6/1/2031		70,000	78,728
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		60,000	61,528
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	106,560
REG S, 4.375%, 5/15/2026	EUR	200,000	213,119
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		35,000	28,785
Dana, Inc., 4.25%, 9/1/2030		240,000	209,506
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		45,000	39,517
Ford Motor Credit Co. LLC, 5.125%, 6/16/2025		30,000	29,773
Genting New York LLC, 144A, 3.3%, 2/15/2026		200,000	191,034
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		100,000	98,316
Hilton Grand Vacations Borrower Escrow LLC, 144A, 6.625%, 1/15/2032		60,000	60,281
International Game Technology PLC, 144A, 4.125%, 4/15/2026		220,000	214,171
Jaguar Land Rover Automotive PLC:
144A, 4.5%, 10/1/2027		200,000	189,735
144A, 5.875%, 1/15/2028		200,000	196,058
144A, 7.75%, 10/15/2025		200,000	201,076
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		155,000	137,987
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 3

	Principal Amount ($)(a)		Value ($)
Macy's Retail Holdings LLC:
4.5%, 12/15/2034		45,000	38,889
144A, 5.875%, 3/15/2030		26,000	24,937
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025		200,000	195,887
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		100,000	93,149
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		130,000	128,521
144A, 8.125%, 1/15/2029		60,000	62,865
Newell Brands, Inc., 5.7%, 4/1/2026		160,000	158,033
PetSmart, Inc., 144A, 7.75%, 2/15/2029		250,000	243,467
QVC, Inc., 4.45%, 2/15/2025		95,000	93,437
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029		200,000	206,150
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		170,000	164,465
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026		75,000	72,585
144A, 6.25%, 3/15/2032		155,000	156,302
Staples, Inc., 144A, 10.75%, 9/1/2029		61,000	57,970
Tenneco, Inc., 144A, 8.0%, 11/17/2028		110,000	100,138
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		425,000	428,211
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		115,000	113,810
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		60,000	62,621
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026		200,000	195,788
ZF North America Capital, Inc.:
144A, 6.875%, 4/23/2032		150,000	155,078
144A, 7.125%, 4/14/2030		150,000	155,305
			6,039,732
Consumer Staples 2.4%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		75,000	72,045
144A, 3.5%, 3/15/2029		100,000	89,954
Coty, Inc., 144A, 4.75%, 1/15/2029		410,000	389,675
Energizer Holdings, Inc., 144A, 4.375%, 3/31/2029		145,000	131,174
Fiesta Purchaser, Inc., 144A, 7.875%, 3/1/2031		100,000	103,329
Sigma Holdco BV, REG S, 5.75%, 5/15/2026	EUR	100,000	105,006
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029		115,000	110,919
			1,002,102
Energy 17.5%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		180,000	174,484
	Principal Amount ($)(a)	Value ($)
144A, 5.75%, 1/15/2028	90,000	88,477
144A, 6.625%, 2/1/2032	90,000	90,810
Archrock Partners LP, 144A, 6.875%, 4/1/2027	110,000	110,438
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	55,000	53,750
144A, 8.25%, 12/31/2028	150,000	153,675
Baytex Energy Corp., 144A, 8.5%, 4/30/2030	130,000	135,954
Buckeye Partners LP:
144A, 4.5%, 3/1/2028	80,000	75,152
144A, 6.875%, 7/1/2029	130,000	130,486
California Resources Corp., 144A, 8.25%, 6/15/2029	82,000	83,709
Chord Energy Corp., 144A, 6.375%, 6/1/2026	40,000	39,989
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	130,000	136,218
144A, 8.625%, 11/1/2030	40,000	42,889
144A, 8.75%, 7/1/2031	185,000	198,126
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	80,000	78,287
144A, 7.25%, 3/1/2032	20,000	20,387
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	30,000	27,916
Crescent Energy Finance LLC, 144A, 7.375%, 1/15/2033	170,000	170,367
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031	45,000	46,921
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	35,000	35,329
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	25,000	23,593
144A, 4.75%, 1/15/2031	105,000	98,180
144A, 6.375%, 4/1/2029	20,000	20,202
144A, 6.5%, 7/1/2027	80,000	80,859
Global Partners LP:
7.0%, 8/1/2027	65,000	65,262
144A, 8.25%, 1/15/2032	60,000	61,670
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	110,000	111,760
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	265,000	243,246
144A, 5.125%, 6/15/2028	75,000	72,619
Hilcorp Energy I LP, 144A, 5.75%, 2/1/2029	55,000	53,222
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032	85,000	86,322
144A, 8.875%, 7/15/2028	85,000	89,941
Kinetik Holdings LP, 144A, 5.875%, 6/15/2030	289,000	284,784
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	105,000	107,633
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS High Income VIP

	Principal Amount ($)(a)	Value ($)
Matador Resources Co.:
144A, 6.5%, 4/15/2032	20,000	20,001
144A, 6.875%, 4/15/2028	40,000	40,601
Moss Creek Resources Holdings, Inc., 144A, 10.5%, 5/15/2027	95,000	97,407
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	55,000	52,096
Nabors Industries, Inc., 144A, 7.375%, 5/15/2027	190,000	193,266
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026	60,000	55,200
144A, 6.75%, 9/15/2025	43,000	41,742
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029	120,000	122,269
144A, 8.375%, 2/15/2032	80,000	81,232
Northern Oil & Gas, Inc.:
144A, 8.125%, 3/1/2028	20,000	20,226
144A, 8.75%, 6/15/2031	40,000	41,971
NuStar Logistics LP, 6.375%, 10/1/2030	245,000	249,131
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	65,000	66,542
Permian Resources Operating LLC:
144A, 5.375%, 1/15/2026	85,000	84,058
144A, 5.875%, 7/1/2029	20,000	19,694
144A, 7.0%, 1/15/2032	100,000	102,727
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	30,000	29,677
Range Resources Corp., 8.25%, 1/15/2029	280,000	290,146
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	200,000	209,036
SM Energy Co., 5.625%, 6/1/2025	215,000	214,077
Southwestern Energy Co.:
4.75%, 2/1/2032	65,000	59,795
8.375%, 9/15/2028	50,000	51,697
Sunoco LP:
4.5%, 4/30/2030	315,000	291,384
144A, 7.25%, 5/1/2032	50,000	51,718
Tallgrass Energy Partners LP:
144A, 6.0%, 3/1/2027	50,000	49,280
144A, 7.375%, 2/15/2029	105,000	105,513
Talos Production, Inc.:
144A, 9.0%, 2/1/2029	80,000	83,963
144A, 9.375%, 2/1/2031	20,000	21,116
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	85,000	86,323
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	90,000	92,888
Transocean, Inc.:
144A, 8.25%, 5/15/2029	65,000	65,161
144A, 8.75%, 2/15/2030	99,000	103,938
	Principal Amount ($)(a)		Value ($)
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		260,000	221,548
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028		90,000	92,720
144A, 8.375%, 6/1/2031		110,000	114,095
144A, 9.5%, 2/1/2029		105,000	114,985
Vital Energy, Inc.:
144A, 7.75%, 7/31/2029		30,000	30,238
144A, 7.875%, 4/15/2032		190,000	193,152
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		272,000	281,856
			7,435,126
Financials 4.1%
Ally Financial, Inc., 6.7%, 2/14/2033		35,000	34,796
Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	100,000	104,240
Baldwin Insurance Group Holdings LLC, 144A, 7.125%, 5/15/2031		85,000	85,988
Boost Newco Borrower LLC, 144A, 7.5%, 1/15/2031		200,000	208,530
Bread Financial Holdings, Inc., 144A, 9.75%, 3/15/2029		30,000	31,515
FirstCash, Inc., 144A, 4.625%, 9/1/2028		150,000	140,952
Freedom Mortgage Corp.:
144A, 6.625%, 1/15/2027		160,000	154,535
144A, 7.625%, 5/1/2026		55,000	54,610
Icahn Enterprises LP, 5.25%, 5/15/2027		255,000	239,349
Ladder Capital Finance Holdings LLLP, 144A, 5.25%, 10/1/2025		55,000	54,522
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		50,000	52,699
Navient Corp., 5.0%, 3/15/2027		90,000	85,907
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		80,000	86,459
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		125,000	126,429
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/2025		95,000	94,156
SLM Corp., 3.125%, 11/2/2026		135,000	125,749
Starwood Property Trust, Inc., 144A, 7.25%, 4/1/2029		50,000	50,536
			1,730,972
Health Care 6.0%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		65,000	62,503
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		25,000	23,757
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 5

	Principal Amount ($)(a)		Value ($)
AdaptHealth LLC, 144A, 4.625%, 8/1/2029		100,000	86,651
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		51,000	47,508
144A, 6.125%, 2/1/2027		250,000	208,125
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	100,000	102,364
144A, 5.0%, 7/15/2027		50,000	49,028
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		65,000	59,313
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		115,000	90,417
144A, 5.25%, 5/15/2030		90,000	74,204
144A, 5.625%, 3/15/2027		220,000	204,866
144A, 6.0%, 1/15/2029		35,000	30,888
144A, 6.125%, 4/1/2030		50,000	34,988
Concentra Escrow Issuer Corp., 144A, 6.875%, 7/15/2032 (c)		40,000	40,526
Encompass Health Corp., 4.625%, 4/1/2031		150,000	137,658
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030		60,000	59,615
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029		115,000	101,052
144A, 10.0%, 6/1/2032		45,000	46,009
Medline Borrower LP:
144A, 5.25%, 10/1/2029		65,000	62,031
144A, 6.25%, 4/1/2029		20,000	20,226
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		100,000	88,901
Organon & Co., 144A, 5.125%, 4/30/2031		200,000	179,650
Star Parent, Inc., 144A, 9.0%, 10/1/2030		55,000	57,744
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032		40,000	40,405
Tenet Healthcare Corp., 6.875%, 11/15/2031		340,000	358,173
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	270,000	279,895
			2,546,497
Industrials 12.4%
ADT Security Corp., 144A, 4.875%, 7/15/2032		50,000	45,915
Allied Universal Holdco LLC, 144A, 6.0%, 6/1/2029		200,000	175,077
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		183,333	181,704
144A, 5.75%, 4/20/2029		135,000	131,337
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		260,000	247,671
	Principal Amount ($)(a)		Value ($)
Artera Services LLC, 144A, 8.5%, 2/15/2031		50,000	51,475
ASGN, Inc., 144A, 4.625%, 5/15/2028		65,000	61,300
ATS Corp., 144A, 4.125%, 12/15/2028		30,000	27,339
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026		195,000	189,526
Block, Inc.:
3.5%, 6/1/2031		200,000	172,531
144A, 6.5%, 5/15/2032		170,000	172,276
Bombardier, Inc., 144A, 7.5%, 2/1/2029		75,000	77,718
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/2030		65,000	70,245
Builders FirstSource, Inc., 144A, 6.375%, 3/1/2034		290,000	287,103
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		45,000	41,739
Chart Industries, Inc., 144A, 7.5%, 1/1/2030		40,000	41,335
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		110,000	110,287
EMRLD Borrower LP, REG S, 6.375%, 12/15/2030	EUR	150,000	166,667
Enviri Corp., 144A, 5.75%, 7/31/2027		85,000	80,795
EquipmentShare.com, Inc.:
144A, 8.625%, 5/15/2032		10,000	10,369
144A, 9.0%, 5/15/2028		80,000	82,558
Garda World Security Corp., 144A, 9.5%, 11/1/2027		90,000	90,416
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		115,000	106,882
144A, 5.125%, 12/15/2026		50,000	49,517
144A, 6.75%, 1/15/2031		200,000	204,037
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		65,000	67,308
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		80,000	74,432
Masterbrand, Inc., 144A, 7.0%, 7/15/2032		115,000	116,300
Moog, Inc., 144A, 4.25%, 12/15/2027		290,000	274,576
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		75,000	69,467
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		65,000	60,143
144A, 6.25%, 1/15/2028		180,000	177,376
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		80,000	73,619
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	139,113
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		90,000	96,897
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS High Income VIP

	Principal Amount ($)(a)		Value ($)
Stena International SA, 144A, 7.25%, 1/15/2031		200,000	204,436
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	180,000	185,590
TransDigm, Inc.:
4.625%, 1/15/2029		140,000	130,625
5.5%, 11/15/2027		115,000	112,923
144A, 6.375%, 3/1/2029		30,000	30,151
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		98,000	102,728
United Airlines, Inc.:
144A, 4.375%, 4/15/2026		160,000	154,561
144A, 4.625%, 4/15/2029		90,000	83,818
United Rentals North America, Inc., 5.25%, 1/15/2030		80,000	77,524
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030 (b)		50,000	39,288
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		125,000	124,448
			5,271,142
Information Technology 3.8%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028		110,000	104,111
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		170,000	156,519
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		80,000	82,616
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		90,000	91,732
144A, 9.0%, 9/30/2029		270,000	261,960
Dye & Durham Ltd., 144A, 8.625%, 4/15/2029		65,000	65,937
McAfee Corp., 144A, 7.375%, 2/15/2030		180,000	166,293
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		175,000	167,961
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		110,000	96,520
UKG, Inc., 144A, 6.875%, 2/1/2031		95,000	96,190
ViaSat, Inc., 144A, 5.625%, 9/15/2025		136,000	131,954
Western Digital Corp., 3.1%, 2/1/2032		218,000	177,242
Zebra Technologies Corp., 144A, 6.5%, 6/1/2032		36,000	36,405
			1,635,440
Materials 14.0%
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	100,000	86,479
Ardagh Packaging Finance PLC, REG S, 2.125%, 8/15/2026	EUR	100,000	88,889
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		60,000	67,141
Ashland, Inc., 144A, 3.375%, 9/1/2031		130,000	109,392
	Principal Amount ($)(a)		Value ($)
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		150,000	134,202
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		75,000	79,335
Chemours Co., 4.0%, 5/15/2026	EUR	305,000	316,024
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		155,000	143,280
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		46,000	40,560
144A, 6.75%, 4/15/2030		160,000	158,301
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030		110,000	107,652
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		150,000	127,533
Constellium SE:
144A, 3.75%, 4/15/2029		250,000	226,657
144A, 5.875%, 2/15/2026		250,000	248,693
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		95,000	87,306
First Quantum Minerals Ltd., 144A, 6.875%, 10/15/2027		300,000	293,087
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		325,000	290,462
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		190,000	185,861
144A, 6.125%, 4/1/2029		100,000	99,511
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		105,000	99,190
LABL, Inc.:
144A, 8.25%, 11/1/2029		90,000	76,976
144A, 9.5%, 11/1/2028		20,000	20,158
144A, 10.5%, 7/15/2027		55,000	53,825
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		80,000	75,716
Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		115,000	115,131
144A, 9.25%, 4/15/2027		45,000	45,029
Methanex Corp.:
5.25%, 12/15/2029		60,000	57,890
5.65%, 12/1/2044		75,000	64,721
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		260,000	272,878
NOVA Chemicals Corp., 144A, 8.5%, 11/15/2028		120,000	127,335
Novelis Corp.:
144A, 3.25%, 11/15/2026		195,000	183,496
144A, 4.75%, 1/30/2030		145,000	134,517
Olin Corp., 5.0%, 2/1/2030		370,000	349,606
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	100,000	100,152
REG S, 9.625%, 11/15/2028	EUR	200,000	229,478
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 7

	Principal Amount ($)(a)		Value ($)
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029		50,000	46,953
SCIL IV LLC, 144A, 5.375%, 11/1/2026		200,000	193,389
Sealed Air Corp.:
144A, 6.5%, 7/15/2032		85,000	84,523
144A, 7.25%, 2/15/2031		180,000	185,327
SK Invictus Intermediate II SARL, 144A, 5.0%, 10/30/2029		155,000	140,370
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		100,000	102,302
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		20,000	21,844
Tronox, Inc., 144A, 4.625%, 3/15/2029		110,000	99,296
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030		95,000	86,949
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		85,000	86,144
			5,943,560
Real Estate 2.3%
CTR Partnership LP, 144A, (REIT), 3.875%, 6/30/2028		110,000	101,084
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		235,000	227,877
144A, (REIT), 5.0%, 7/15/2028		75,000	71,848
144A, (REIT), 5.25%, 3/15/2028		145,000	140,305
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	100,000	101,341
(REIT), 4.625%, 8/1/2029		120,000	87,098
RHP Hotel Properties LP, 144A, (REIT), 6.5%, 4/1/2032		65,000	65,005
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		135,000	120,359
Uniti Group LP, 144A, (REIT), 4.75%, 4/15/2028		105,000	85,853
			1,000,770
Utilities 4.6%
AmeriGas Partners LP:
5.5%, 5/20/2025		63,000	62,742
5.75%, 5/20/2027		110,000	103,789
Calpine Corp.:
144A, 3.75%, 3/1/2031		50,000	44,189
144A, 4.5%, 2/15/2028		200,000	190,017
Edison International, 8.125%, 6/15/2053		55,000	57,039
Electricite de France SA, 144A, 9.125%, Perpetual		225,000	244,710
Ferrellgas LP, 144A, 5.875%, 4/1/2029		100,000	92,005
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029		75,000	76,910
	Principal Amount ($)(a)	Value ($)
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	145,000	124,351
144A, 3.875%, 2/15/2032	175,000	150,255
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	90,000	83,305
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030	70,000	74,636
TransAlta Corp., 7.75%, 11/15/2029	85,000	88,699
Vistra Corp., 144A, 7.0%, Perpetual	110,000	109,044
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029	135,000	125,703
144A, 6.875%, 4/15/2032	80,000	81,214
144A, 7.75%, 10/15/2031	235,000	244,727
		1,953,335
Total Corporate Bonds (Cost $39,865,373)		39,488,959
Loan Participations and Assignments 0.2%
Senior Loans (d)
Naked Juice LLC, Term Loan, 30-day average SOFR + 3.25%, 90-day average SOFR + 3.25%, 8.685% - 8.694%, 1/24/2029	22,540	20,952
Sabre GLBL, Inc., First Lien Term Loan B, 6/30/2028 (e)	50,000	46,008
Total Loan Participations and Assignments (Cost $68,892)		66,960

	Shares	Value ($)
Exchange-Traded Funds 2.6%
SPDR Blackstone Senior Loan ETF	15,000	627,000
SPDR Bloomberg High Yield Bond ETF (b)	5,000	471,350
Total Exchange-Traded Funds (Cost $1,107,413)		1,098,350
Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	287	1,564
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $244,286)	1,100	42,387
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS High Income VIP

	Shares	Value ($)
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (g) (h) (Cost $540,666)	540,666	540,666
Cash Equivalents 3.8%
DWS Central Cash Management Government Fund, 5.36% (g) (Cost $1,627,491)	1,627,491	1,627,491

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $43,454,121)	100.9	42,866,377
Other Assets and Liabilities, Net	(0.9)	(362,852)
Net Assets	100.0	42,503,525
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (g) (h)
252,595	288,071 (i)	—	—	—	1,214	—	540,666	540,666
Cash Equivalents 3.8%
DWS Central Cash Management Government Fund, 5.36% (g)
1,219,535	11,735,096	11,327,140	—	—	34,618	—	1,627,491	1,627,491
1,472,130	12,023,167	11,327,140	—	—	35,832	—	2,168,157	2,168,157

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $526,989, which is 1.2% of net assets.

(c)	When-issued security.
(d)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	All or a portion of the security represents unsettled loan commitments at June 30, 2024 where the rate will be determined at the time of settlement.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 9

At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	160,086	USD	171,866	7/31/2024	172	State Street Bank and Trust

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	2,473,244	USD	2,646,144	7/31/2024	(6,443)	State Street Bank and Trust
CAD	13,745	USD	10,054	7/31/2024	(1)	State Street Bank and Trust
Total unrealized depreciation					(6,444)
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$39,488,959	$—	$39,488,959
Loan Participations and Assignments	—	66,960	—	66,960
Exchange-Traded Funds	1,098,350	—	—	1,098,350
Common Stocks	1,564	—	—	1,564
Warrants	—	—	42,387	42,387
Short-Term Investments (a)	2,168,157	—	—	2,168,157
Derivatives (b)
Forward Foreign Currency Contracts	—	172	—	172
Total	$3,268,071	$39,556,091	$42,387	$42,866,549
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(6,444)	$—	$(6,444)
Total	$—	$(6,444)	$—	$(6,444)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS High Income VIP

Statement of Assets and Liabilities

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $41,285,964) — including $526,989 of securities loaned	$40,698,220
Investment in DWS Government & Agency Securities Portfolio (cost $540,666)*	540,666
Investment in DWS Central Cash Management Government Fund (cost $1,627,491)	1,627,491
Cash	9,501
Foreign currency, at value (cost $44,748)	44,749
Receivable for investments sold	122,267
Receivable for investments sold — when-issued securities	10,013
Receivable for Fund shares sold	2,372
Interest receivable	655,774
Affiliated securities lending income receivable	198
Unrealized appreciation on forward foreign currency contracts	172
Other assets	489
Total assets	43,711,912
Liabilities
Payable upon return of securities loaned	540,666
Payable for investments purchased	523,623
Payable for investments purchased — when-issued securities	50,000
Payable for Fund shares redeemed	12,154
Unrealized depreciation on forward foreign currency contracts	6,444
Accrued management fee	8,239
Accrued Trustees' fees	367
Other accrued expenses and payables	66,894
Total liabilities	1,208,387
Net assets, at value	$42,503,525
Net Assets Consist of
Distributable earnings (loss)	(8,551,978)
Paid-in capital	51,055,503
Net assets, at value	$42,503,525
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($42,503,525 ÷ 7,832,169 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$5.43

*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 11

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$1,414,662
Dividends	41,947
Income distributions — DWS Central Cash Management Government Fund	34,618
Affiliated securities lending income	1,214
Total income	1,492,441
Expenses:
Management fee	107,237
Administration fee	20,804
Services to shareholders	451
Record keeping fee (Class B)	429 *
Distribution service fee (Class B)	657 *
Custodian fee	2,942
Audit fee	33,780
Legal fees	7,464
Tax fees	2,984
Reports to shareholders	7,552
Trustees' fees and expenses	1,850
Other	3,695
Total expenses before expense reductions	189,845
Expense reductions	(40,770)
Total expenses after expense reductions	149,075
Net investment income	1,343,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(231,836)
Forward foreign currency contracts	86,292
Foreign currency	1,431
Payments by affiliates (see Note H)	4
(144,109)
Change in net unrealized appreciation (depreciation) on:
Investments	(155,434)
Forward foreign currency contracts	2,690
Foreign currency	(1,171)
(153,915)
Net gain (loss)	(298,024)
Net increase (decrease) in net assets resulting from operations	$1,045,342

*	For the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

12 |	Deutsche DWS Variable Series II — DWS High Income VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$1,343,366	$2,575,658
Net realized gain (loss)	(144,109)	(1,225,246)
Change in net unrealized appreciation (depreciation)	(153,915)	3,289,998
Net increase (decrease) in net assets resulting from operations	1,045,342	4,640,410
Distributions to shareholders:
Class A	(2,534,195)	(2,221,545)
Class B	(30,889)	(49,689)
Total distributions	(2,565,084)	(2,271,234)
Fund share transactions:
Class A
Proceeds from shares sold	1,251,285	2,426,752
Reinvestment of distributions	2,534,195	2,221,545
Payments for shares redeemed	(2,962,669)	(5,042,770)
Net increase (decrease) in net assets from Class A share transactions	822,811	(394,473)
Class B
Proceeds from shares sold	56,014	465,987
Reinvestment of distributions	30,889	49,689
Payments for shares redeemed	(864,919)	(424,053)
Net increase (decrease) in net assets from Class B share transactions	(778,016)	91,623
Increase (decrease) in net assets	(1,474,947)	2,066,326
Net assets at beginning of period	43,978,472	41,912,146
Net assets at end of period	$42,503,525	$43,978,472

Other Information
Class A
Shares outstanding at beginning of period	7,664,032	7,728,847
Shares sold	223,668	454,357
Shares issued to shareholders in reinvestment of distributions	478,150	423,959
Shares redeemed	(533,681)	(943,131)
Net increase (decrease) in Class A shares	168,137	(64,815)
Shares outstanding at end of period	7,832,169	7,664,032
Class B
Shares outstanding at beginning of period	141,411	125,968
Shares sold	9,924	85,890
Shares issued to shareholders in reinvestment of distributions	5,795	9,429
Shares redeemed	(157,130)	(79,876)
Net increase (decrease) in Class B shares	(141,411)	15,443
Shares outstanding at end of period	—	141,411

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 13

Financial Highlights
DWS High Income VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$5.63	$5.34	$6.18	$6.23	$6.23	$5.71
Income (loss) from investment operations:
Net investment income[a]	.17	.33	.27	.27	.29	.31
Net realized and unrealized gain (loss)	(.03 )	.25	(.81 )	(.03 )	.04	.56
Total from investment operations	.14	.58	(.54 )	.24	.33	.87
Less distributions from:
Net investment income	(.34 )	(.29 )	(.30 )	(.29 )	(.33 )	(.35 )
Net asset value, end of period	$5.43	$5.63	$5.34	$6.18	$6.23	$6.23
Total Return (%)[b]	2.60 *	11.34	(8.88)	4.00	6.24	15.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	43	41	51	54	56
Ratio of expenses before expense reductions (%)[c]	.88 **	.90	.90	.84	.87	.96
Ratio of expenses after expense reductions (%)[c]	.69 **	.70	.71	.71	.70	.68
Ratio of net investment income (%)	6.27 **	6.07	4.82	4.32	4.86	5.09
Portfolio turnover rate (%)	64 *	62	45	56	94	82

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14 |	Deutsche DWS Variable Series II — DWS High Income VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS High Income VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered two classes of shares (Class A shares and Class B shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B shares, effective June 17, 2024. Class B shares were subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Fund's Class B shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the

Deutsche DWS Variable Series II — DWS High Income VIP	| 15

most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

16 |	Deutsche DWS Variable Series II — DWS High Income VIP

As of June 30, 2024, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $9,055,082, including short-term losses ($1,259,850) and long-term losses ($7,795,232), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $43,514,294. The net unrealized depreciation for all investments based on tax cost was $647,917. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $504,544 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,152,461.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds

Deutsche DWS Variable Series II — DWS High Income VIP	| 17

from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes for the Fund, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of June 30, 2024, is included in the table following the Fund’s Investment Portfolio. For the six months ended June 30, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,165,000 to $3,139,000.
The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$172
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(6,444)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$86,292
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$2,690
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of June 30, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a

18 |	Deutsche DWS Variable Series II — DWS High Income VIP

counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
State Street Bank and Trust	$172	$(172)	$—	$—

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$6,444	$(172)	$—	$6,272
C.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $26,541,613 and $28,097,930, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.500%
Next $750 million of such net assets	.470%
Next $1.5 billion of such net assets	.450%
Next $2.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.400%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Over $12.5 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.50% of the Fund’s average daily net assets.
For the period from January 1, 2024 through April 30, 2025 (through June 17, 2024 (Class B liquidation date) for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding

Deutsche DWS Variable Series II — DWS High Income VIP	| 19

certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.69%
Class B	1.09%
For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$40,210
Class B	560
$40,770
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $20,804, of which $3,390 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$186	$54
Class B	53	17
	$239	$71
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of average daily net assets of Class B shares. For the period from January 1, 2024 through June 17, 2024 (Class B liquidation date), the Distribution Service Fee aggregated $657, of which $41 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $682, of which $228 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer

20 |	Deutsche DWS Variable Series II — DWS High Income VIP

of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Ownership of the Fund
At June 30, 2024, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 87%.
G.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.
H.
Payments by Affiliates
During the six months ended June 30, 2024, the Advisor agreed to reimburse the Fund $4 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund's average net assets, thus having no impact on the Fund's total return.

Deutsche DWS Variable Series II — DWS High Income VIP	| 21

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS High Income VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the

22 |	Deutsche DWS Variable Series II — DWS High Income VIP

best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial

Deutsche DWS Variable Series II — DWS High Income VIP	| 23

commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

24 |	Deutsche DWS Variable Series II — DWS High Income VIP

VS2HI-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS International Growth VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS International Growth VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 97.6%
Brazil 0.4%
Pagseguro Digital Ltd. "A"* (Cost $187,830)	7,448	87,067
Canada 8.0%
Agnico Eagle Mines Ltd.	2,703	176,795
Alimentation Couche-Tard, Inc.	6,449	361,895
Brookfield Asset Management Ltd. "A"	4,320	164,457
Brookfield Corp.	14,970	622,633
Canadian National Railway Co.	1,575	186,115
Lululemon Athletica, Inc.*	290	86,623
(Cost $717,558)		1,598,518
China 4.2%
ANTA Sports Products Ltd.	8,800	84,167
BYD Co., Ltd. "H"	2,500	74,303
Minth Group Ltd.*	20,870	32,372
Ping An Insurance Group Co. of China Ltd. "H"	50,000	225,634
Tencent Holdings Ltd.	7,400	351,527
Trip.com Group Ltd.*	1,500	71,670
(Cost $973,448)		839,673
Denmark 2.2%
Novo Nordisk AS "B" (Cost $250,099)	3,050	435,873
France 12.1%
Air Liquide SA	595	102,875
Airbus SE	1,388	190,711
Capgemini SE	1,720	341,973
Cie de Saint-Gobain SA	2,277	177,092
LVMH Moet Hennessy Louis Vuitton SE	375	286,862
Schneider Electric SE	1,247	299,797
Teleperformance SE	522	54,649
TotalEnergies SE	8,340	557,879
Vinci SA	3,815	402,211
(Cost $1,758,420)		2,414,049
Germany 13.6%
adidas AG	650	155,320
Allianz SE (Registered)	1,969	547,527
BASF SE	2,000	96,824
Brenntag SE	935	62,995
Deutsche Boerse AG	2,635	538,591
Deutsche Post AG	2,973	120,287
Deutsche Telekom AG (Registered)	8,188	206,327
Evotec SE*	3,500	33,575
Merck KGaA	590	97,709
SAP SE	2,530	510,468
Siemens Healthineers AG 144A	2,782	160,102
TeamViewer SE 144A*	5,216	58,460
	Shares	Value ($)
Wacker Chemie AG	690	74,910
Zalando SE 144A*	1,531	35,786
(Cost $2,370,918)		2,698,881
Hong Kong 1.1%
Techtronic Industries Co., Ltd. (Cost $97,487)	19,597	222,429
Ireland 4.2%
Experian PLC	5,858	271,862
Flutter Entertainment PLC*	340	62,112
ICON PLC* (a)	895	280,556
Kerry Group PLC "A"	2,681	217,061
(Cost $605,290)		831,591
Israel 0.8%
CyberArk Software Ltd.* (a) (Cost $96,464)	570	155,849
Italy 0.7%
Stevanato Group SpA (b) (c) (Cost $218,715)	7,611	139,586
Japan 6.5%
Daikin Industries Ltd.	1,500	209,556
Fast Retailing Co., Ltd.	990	250,571
Hoya Corp.	2,300	268,387
Keyence Corp.	700	306,771
Lasertec Corp.	400	90,290
MISUMI Group, Inc.	5,411	92,817
Shiseido Co., Ltd.	2,800	79,991
(Cost $950,598)		1,298,383
Korea 1.6%
Samsung Electronics Co., Ltd. (Cost $226,126)	5,348	314,612
Netherlands 8.0%
Adyen NV 144A*	81	96,379
Argenx SE*	116	50,169
ASML Holding NV	626	641,560
ING Groep NV	17,959	307,225
NXP Semiconductors NV (a)	454	122,167
Prosus NV	4,054	144,407
Universal Music Group NV	7,629	226,674
(Cost $948,263)		1,588,581
Norway 0.3%
Mowi ASA (Cost $93,467)	4,128	68,664
Singapore 3.9%
DBS Group Holdings Ltd.	25,520	673,015
Sea Ltd. (ADR)*	1,300	92,846
(Cost $461,276)		765,861
Sweden 3.4%
Assa Abloy AB "B"	8,266	233,672
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Growth VIP	| 3

	Shares	Value ($)
Hexagon AB "B"	9,220	104,032
Spotify Technology SA* (b)	1,062	333,245
(Cost $444,958)		670,949
Switzerland 7.1%
Alcon, Inc.	1,792	159,168
Lonza Group AG (Registered)	1,030	560,711
Nestle SA (Registered)	4,084	416,780
Roche Holding AG (Genusschein)	800	221,652
Sportradar Group AG "A"* (a) (c)	5,297	59,220
(Cost $995,420)		1,417,531
Taiwan 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $121,058)	20,000	594,533
United Kingdom 4.6%
AstraZeneca PLC	2,821	438,692
Ferguson PLC (b)	400	77,460
Halma PLC	4,614	157,228
Rentokil Initial PLC	40,380	234,606
(Cost $785,373)		907,986
United States 8.9%
Marsh & McLennan Companies, Inc.	1,910	402,475
Mastercard, Inc. "A"	593	261,608
NVIDIA Corp.	5,320	657,233
Schlumberger NV	5,698	268,832
Thermo Fisher Scientific, Inc.	334	184,702
(Cost $506,896)		1,774,850
Uruguay 3.0%
Globant SA*	2,480	442,085
MercadoLibre, Inc.*	96	157,766
(Cost $359,444)		599,851
Total Common Stocks (Cost $13,169,108)		19,425,317
	Shares	Value ($)
Preferred Stocks 0.4%
Germany
Sartorius AG (Cost $73,862)	325	76,007
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $204,800)	204,800	204,800
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $293,854)	293,854	293,854

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $13,741,624)	100.5	19,999,978
Other Assets and Liabilities, Net	(0.5)	(90,029)
Net Assets	100.0	19,909,949
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
56,350	187,150 (f)	—	—	—	91	—	204,800	204,800
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 5.36% (d)
459,894	2,212,506	2,378,546	—	—	5,327	—	293,854	293,854
516,244	2,399,656	2,378,546	—	—	5,418	—	498,654	498,654

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Listed on the New York Stock Exchange.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $197,520, which is 1.0% of net assets.

The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS International Growth VIP

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$87,067	$—	$—	$87,067
Canada	1,598,518	—	—	1,598,518
China	—	839,673	—	839,673
Denmark	—	435,873	—	435,873
France	—	2,414,049	—	2,414,049
Germany	—	2,698,881	—	2,698,881
Hong Kong	—	222,429	—	222,429
Ireland	280,556	551,035	—	831,591
Israel	155,849	—	—	155,849
Italy	139,586	—	—	139,586
Japan	—	1,298,383	—	1,298,383
Korea	—	314,612	—	314,612
Netherlands	122,167	1,466,414	—	1,588,581
Norway	—	68,664	—	68,664
Singapore	92,846	673,015	—	765,861
Sweden	333,245	337,704	—	670,949
Switzerland	59,220	1,358,311	—	1,417,531
Taiwan	—	594,533	—	594,533
United Kingdom	77,460	830,526	—	907,986
United States	1,774,850	—	—	1,774,850
Uruguay	599,851	—	—	599,851
Preferred Stocks	—	76,007	—	76,007
Short-Term Investments (a)	498,654	—	—	498,654
Total	$5,819,869	$14,180,109	$—	$19,999,978

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Growth VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $13,242,970) — including $197,520 of securities loaned	$19,501,324
Investment in DWS Government & Agency Securities Portfolio (cost $204,800)*	204,800
Investment in DWS Central Cash Management Government Fund (cost $293,854)	293,854
Foreign currency, at value (cost $126,812)	122,559
Receivable for Fund shares sold	28
Dividends receivable	25,717
Affiliated securities lending income receivable	21
Foreign taxes recoverable	38,506
Other assets	274
Total assets	20,187,083
Liabilities
Payable upon return of securities loaned	204,800
Payable for Fund shares redeemed	13,059
Accrued management fee	240
Accrued Trustees' fees	312
Other accrued expenses and payables	58,723
Total liabilities	277,134
Net assets, at value	$19,909,949
Net Assets Consist of
Distributable earnings (loss)	4,099,126
Paid-in capital	15,810,823
Net assets, at value	$19,909,949
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($19,909,949 ÷ 1,240,227 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.05

*	Represents collateral on securities loaned.
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $32,770)	$247,480
Income distributions — DWS Central Cash Management Government Fund	5,327
Affiliated securities lending income	91
Total income	252,898
Expenses:
Management fee	61,918
Administration fee	9,687
Services to shareholders	367
Record keeping fee (Class B)	6 *
Distribution service fee (Class B)	33 *
Custodian fee	4,700
Audit fee	28,502
Legal fees	7,432
Tax fees	2,984
Reports to shareholders	12,408
Trustees' fees and expenses	1,456
Other	6,635
Total expenses before expense reductions	136,128
Expense reductions	(54,038)
Total expenses after expense reductions	82,090
Net investment income	170,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	153,043
Foreign currency	(2,242)
150,801
Change in net unrealized appreciation (depreciation) on:
Investments	1,126,268
Foreign currency	(6,424)
1,119,844
Net gain (loss)	1,270,645
Net increase (decrease) in net assets resulting from operations	$1,441,453

*	For the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS International Growth VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$170,808	$250,702
Net realized gain (loss)	150,801	(962,259)
Change in net unrealized appreciation (depreciation)	1,119,844	3,618,840
Net increase (decrease) in net assets resulting from operations	1,441,453	2,907,283
Distributions to shareholders:
Class A	(246,763)	(149,768)
Class B	(289)	(139)
Total distributions	(247,052)	(149,907)
Fund share transactions:
Class A
Proceeds from shares sold	351,389	3,065,594
Reinvestment of distributions	246,763	149,768
Payments for shares redeemed	(2,230,015)	(4,747,321)
Net increase (decrease) in net assets from Class A share transactions	(1,631,863)	(1,531,959)
Class B
Proceeds from shares sold	461	10,704
Reinvestment of distributions	289	139
Payments for shares redeemed	(31,413)	(11,645)
Net increase (decrease) in net assets from Class B share transactions	(30,663)	(802)
Increase (decrease) in net assets	(468,125)	1,224,615
Net assets at beginning of period	20,378,074	19,153,459
Net assets at end of period	$19,909,949	$20,378,074

Other Information
Class A
Shares outstanding at beginning of period	1,346,396	1,457,916
Shares sold	22,169	213,239
Shares issued to shareholders in reinvestment of distributions	15,930	10,430
Shares redeemed	(144,268)	(335,189)
Net increase (decrease) in Class A shares	(106,169)	(111,520)
Shares outstanding at end of period	1,240,227	1,346,396
Class B
Shares outstanding at beginning of period	1,903	1,962
Shares sold	29	758
Shares issued to shareholders in reinvestment of distributions	19	10
Shares redeemed	(1,951)	(827)
Net increase (decrease) in Class B shares	(1,903)	(59)
Shares outstanding at end of period	—	1,903

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Growth VIP	| 7

Financial Highlights
DWS International Growth VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$15.11	$13.12	$18.80	$17.65	$14.64	$11.47
Income (loss) from investment operations:
Net investment income[a]	.13	.18	.11	.08	.06	.22
Net realized and unrealized gain (loss)	1.00	1.92	(5.45)	1.34	3.17	3.32
Total from investment operations	1.13	2.10	(5.34)	1.42	3.23	3.54
Less distributions from:
Net investment income	(.19 )	(.11 )	(.15 )	(.06 )	(.22 )	(.17 )
Net realized gains	—	—	(.19 )	(.21 )	—	(.20 )
Total distributions	(.19 )	(.11 )	(.34 )	(.27 )	(.22 )	(.37 )
Net asset value, end of period	$16.05	$15.11	$13.12	$18.80	$17.65	$14.64
Total Return (%)[b]	7.56 *	16.04	(28.51)	8.11	22.69	31.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	20	19	22	19	18
Ratio of expenses before expense reductions (%)[c]	1.36 **	1.35	1.32	1.33	1.50	1.64
Ratio of expenses after expense reductions (%)[c]	.82 **	.89	.92	.90	.87	.86
Ratio of net investment income (%)	1.71 **	1.27	.78	.41	.42	1.63
Portfolio turnover rate (%)	2 *	13	17	20	10	16

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS International Growth VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS International Growth VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered two classes of shares (Class A shares and Class B shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B shares, effective June 17, 2024. Class B shares were subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Fund's Class B shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or

Deutsche DWS Variable Series II — DWS International Growth VIP	| 9

evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

10 |	Deutsche DWS Variable Series II — DWS International Growth VIP

At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $2,356,459, including short-term losses ($1,006,149) and long-term losses ($1,350,310), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $13,855,272. The net unrealized appreciation for all investments based on tax cost was $6,144,706. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $7,271,433 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,126,727.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $476,471 and $2,038,830, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.62%.
For the period from January 1, 2024 through April 30, 2025 (through June 17, 2024 (Class B liquidation date) for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating

Deutsche DWS Variable Series II — DWS International Growth VIP	| 11

expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.82%
Class B	1.13%
For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$53,947
Class B	91
$54,038
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $9,687, of which $1,606 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$162	$51
Class B	23	8
	$185	$59
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of the average daily net assets of Class B shares. For the period from January 1, 2024 through June 17, 2024 (Class B liquidation date), the Distribution Service Fee aggregated $33, of which $2 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $332, of which $228 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

12 |	Deutsche DWS Variable Series II — DWS International Growth VIP

D.
Ownership of the Fund
At June 30, 2024, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 62% and 27%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

Deutsche DWS Variable Series II — DWS International Growth VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS International Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

14 |	Deutsche DWS Variable Series II — DWS International Growth VIP

underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2023. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Deutsche DWS Variable Series II — DWS International Growth VIP	| 15

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

16 |	Deutsche DWS Variable Series II — DWS International Growth VIP

VS2IG-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Small Mid Cap Growth VIP

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 97.3%
Communication Services 1.0%
Diversified Telecommunication Services 0.4%
Iridium Communications, Inc.	7,300	194,326
Entertainment 0.6%
Take-Two Interactive Software, Inc.*	2,174	338,035
Consumer Discretionary 10.8%
Automobile Components 0.7%
Gentherm, Inc.*	7,364	363,193
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc.*	3,398	374,052
Hotels, Restaurants & Leisure 1.7%
Hilton Grand Vacations, Inc.*	12,491	505,011
Jack in the Box, Inc.	7,229	368,245
		873,256
Household Durables 3.5%
Helen of Troy Ltd.*	1,963	182,049
LGI Homes, Inc.*	3,089	276,434
TopBuild Corp.*	3,473	1,338,043
		1,796,526
Leisure Products 1.2%
YETI Holdings, Inc.*	15,522	592,164
Specialty Retail 3.0%
Burlington Stores, Inc.*	2,883	691,920
Camping World Holdings, Inc. "A" (a)	22,907	409,119
Valvoline, Inc.*	9,900	427,680
		1,528,719
Consumer Staples 3.1%
Consumer Staples Distribution & Retail 2.7%
Casey's General Stores, Inc.	3,671	1,400,707
Household Products 0.4%
Spectrum Brands Holdings, Inc.	2,282	196,092
Energy 3.5%
Energy Equipment & Services 0.4%
Liberty Energy, Inc.	9,546	199,416
Oil, Gas & Consumable Fuels 3.1%
Crescent Energy Co. "A"	6,384	75,650
Kosmos Energy Ltd.*	48,000	265,920
Matador Resources Co.	8,300	494,680
Ovintiv, Inc.	9,711	455,155
Southwestern Energy Co.*	43,176	290,575
		1,581,980
	Shares	Value ($)
Financials 8.6%
Banks 2.3%
Pinnacle Financial Partners, Inc.	5,944	475,758
Synovus Financial Corp.	11,493	461,904
The Bancorp, Inc.*	5,495	207,491
		1,145,153
Capital Markets 3.9%
FactSet Research Systems, Inc.	1,036	422,968
Lazard, Inc.	12,317	470,263
LPL Financial Holdings, Inc.	2,100	586,530
Moelis & Co. "A"	9,136	519,473
		1,999,234
Financial Services 1.0%
WEX, Inc.*	2,797	495,460
Insurance 1.4%
Kinsale Capital Group, Inc.	1,900	732,032
Health Care 18.5%
Biotechnology 5.9%
Apellis Pharmaceuticals, Inc.*	3,951	151,560
Beam Therapeutics, Inc.*	1,593	37,324
Biohaven Ltd.*	1,787	62,027
Blueprint Medicines Corp.*	3,884	418,618
Catalyst Pharmaceuticals, Inc.*	7,600	117,724
Halozyme Therapeutics, Inc.*	3,100	162,316
Insmed, Inc.*	6,010	402,670
Kiniksa Pharmaceuticals International PLC*	8,769	163,717
Neurocrine Biosciences, Inc.*	7,085	975,392
Travere Therapeutics, Inc.*	18,778	154,355
Ultragenyx Pharmaceutical, Inc.*	3,057	125,643
Vaxcyte, Inc.*	3,200	241,632
		3,012,978
Health Care Equipment & Supplies 2.1%
Alphatec Holdings, Inc.*	9,320	97,394
Axonics, Inc.*	1,413	94,996
Globus Medical, Inc. "A"*	2,224	152,322
Haemonetics Corp.*	1,353	111,934
Inari Medical, Inc.*	2,000	96,300
Inspire Medical Systems, Inc.*	300	40,149
Masimo Corp.*	727	91,558
Merit Medical Systems, Inc.*	4,200	360,990
STAAR Surgical Co.*	975	46,420
		1,092,063
Health Care Providers & Services 8.4%
AMN Healthcare Services, Inc.*	13,141	673,213
HealthEquity, Inc.*	4,529	390,400
ModivCare, Inc.*	4,799	125,926
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 3

	Shares	Value ($)
Molina Healthcare, Inc.*	2,619	778,628
Option Care Health, Inc.*	18,864	522,533
Privia Health Group, Inc.*	8,600	149,468
RadNet, Inc.*	27,677	1,630,729
		4,270,897
Life Sciences Tools & Services 0.1%
OmniAb, Inc.*	13,092	49,095
Pharmaceuticals 2.0%
Arvinas, Inc.*	2,000	53,240
EyePoint Pharmaceuticals, Inc.*	5,600	48,720
Intra-Cellular Therapies, Inc.*	5,500	376,695
Ligand Pharmaceuticals, Inc.*	2,672	225,143
Pacira BioSciences, Inc.*	11,807	337,798
		1,041,596
Industrials 20.2%
Aerospace & Defense 1.6%
HEICO Corp.	3,676	821,990
Building Products 4.5%
Allegion PLC	7,499	886,007
Builders FirstSource, Inc.*	10,106	1,398,771
		2,284,778
Commercial Services & Supplies 4.5%
MSA Safety, Inc.	2,392	448,955
Tetra Tech, Inc.	3,519	719,565
The Brink's Co.	11,036	1,130,086
		2,298,606
Electrical Equipment 0.8%
Atkore, Inc.	930	125,485
Thermon Group Holdings, Inc.*	9,149	281,423
		406,908
Machinery 1.2%
Chart Industries, Inc.* (a)	1,600	230,944
IDEX Corp.	1,802	362,562
		593,506
Professional Services 3.8%
Broadridge Financial Solutions, Inc.	2,582	508,654
Kforce, Inc.	11,225	697,410
Maximus, Inc.	8,556	733,249
		1,939,313
Trading Companies & Distributors 3.8%
H&E Equipment Services, Inc.	16,406	724,653
Rush Enterprises, Inc. "A"	24,885	1,041,935
Titan Machinery, Inc.*	11,743	186,714
		1,953,302
Information Technology 24.7%
Communications Equipment 0.7%
Calix, Inc.*	9,644	341,687
	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.8%
Advanced Energy Industries, Inc.	12,629	1,373,530
Cognex Corp.	7,873	368,141
Fabrinet*	900	220,311
		1,961,982
Semiconductors & Semiconductor Equipment 7.3%
Entegris, Inc.	6,121	828,784
FormFactor, Inc.*	7,627	461,662
Impinj, Inc.*	2,530	396,628
Monolithic Power Systems, Inc.	947	778,131
Semtech Corp.*	7,632	228,044
SiTime Corp.*	4,087	508,341
Ultra Clean Holdings, Inc.*	10,873	532,777
		3,734,367
Software 11.9%
Aspen Technology, Inc.*	3,737	742,280
Dynatrace, Inc.*	7,679	343,559
Envestnet, Inc.*	9,852	616,637
Five9, Inc.*	9,547	421,023
Rapid7, Inc.*	6,849	296,082
Tenable Holdings, Inc.*	12,141	529,105
Tyler Technologies, Inc.*	2,676	1,345,439
Varonis Systems, Inc.*	31,977	1,533,937
Workiva, Inc.*	3,058	223,203
		6,051,265
Technology Hardware, Storage & Peripherals 1.0%
Super Micro Computer, Inc.*	600	491,610
Materials 4.4%
Construction Materials 2.3%
Eagle Materials, Inc.	5,401	1,174,501
Containers & Packaging 0.6%
Berry Global Group, Inc.	5,228	307,668
Metals & Mining 1.5%
Arch Resources, Inc.	1,900	289,237
Cleveland-Cliffs, Inc.*	29,787	458,422
		747,659
Real Estate 2.5%
Diversified REITs 1.1%
Essential Properties Realty Trust, Inc.	20,278	561,903
Industrial REITs 0.7%
EastGroup Properties, Inc.	2,208	375,581
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	13,954	344,245
Total Common Stocks (Cost $28,653,507)		49,667,845
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

	Shares	Value ($)
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	1,013	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	1,013	0
Total Other Investments (Cost $0)		0
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $637,675)	637,675	637,675
	Shares	Value ($)
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $1,434,455)	1,434,455	1,434,455

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $30,725,637)	101.4	51,739,975
Other Assets and Liabilities, Net	(1.4)	(705,997)
Net Assets	100.0	51,033,978
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
—	637,675 (f)	—	—	—	67	—	637,675	637,675
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 5.36% (d)
1,024,006	3,304,018	2,893,569	—	—	25,459	—	1,434,455	1,434,455
1,024,006	3,941,693	2,893,569	—	—	25,526	—	2,072,130	2,072,130

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $625,504, which is 1.2% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 5

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$49,667,845	$—	$—	$49,667,845
Other Investments	—	—	0	0
Short-Term Investments (a)	2,072,130	—	—	2,072,130
Total	$51,739,975	$—	$0	$51,739,975

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $28,653,507) — including $625,504 of securities loaned	$49,667,845
Investment in DWS Government & Agency Securities Portfolio (cost $637,675)*	637,675
Investment in DWS Central Cash Management Government Fund (cost $1,434,455)	1,434,455
Cash	10,000
Receivable for Fund shares sold	306
Dividends receivable	22,466
Interest receivable	21
Affiliated securities lending income receivable	31
Other assets	685
Total assets	51,773,484
Liabilities
Payable upon return of securities loaned	637,675
Payable for Fund shares redeemed	17,004
Accrued management fee	23,017
Accrued Trustees' fees	426
Other accrued expenses and payables	61,384
Total liabilities	739,506
Net assets, at value	$51,033,978
Net Assets Consist of
Distributable earnings (loss)	23,106,679
Paid-in capital	27,927,299
Net assets, at value	$51,033,978
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($51,033,978 ÷ 3,688,695 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.84

*	Represents collateral on securities loaned.
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends	$149,023
Income distributions — DWS Central Cash Management Government Fund	25,459
Affiliated securities lending income	67
Total income	174,549
Expenses:
Management fee	143,737
Administration fee	25,350
Services to shareholders	388
Custodian fee	910
Audit fee	19,250
Legal fees	7,468
Tax fees	2,984
Reports to shareholders	15,288
Trustees' fees and expenses	2,184
Other	3,066
Total expenses	220,625
Net investment income (loss)	(46,076)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,228,708
Change in net unrealized appreciation (depreciation) on investments	(1,141,791)
Net gain (loss)	1,086,917
Net increase (decrease) in net assets resulting from operations	$1,040,841
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income (loss)	$(46,076)	$10,587
Net realized gain (loss)	2,228,708	473,551
Change in net unrealized appreciation (depreciation)	(1,141,791)	8,136,061
Net increase (decrease) in net assets resulting from operations	1,040,841	8,620,199
Distributions to shareholders:
Class A	(483,065)	(1,775,349)
Fund share transactions:
Class A
Proceeds from shares sold	581,913	1,188,136
Reinvestment of distributions	483,065	1,775,349
Payments for shares redeemed	(3,629,152)	(6,768,236)
Net increase (decrease) in net assets from Class A share transactions	(2,564,174)	(3,804,751)
Increase (decrease) in net assets	(2,006,398)	3,040,099
Net assets at beginning of period	53,040,376	50,000,277
Net assets at end of period	$51,033,978	$53,040,376

Other Information
Class A
Shares outstanding at beginning of period	3,872,116	4,175,946
Shares sold	42,446	93,580
Shares issued to shareholders in reinvestment of distributions	35,389	152,522
Shares redeemed	(261,256)	(549,932)
Net increase (decrease) in Class A shares	(183,421)	(303,830)
Shares outstanding at end of period	3,688,695	3,872,116
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Financial Highlights
DWS Small Mid Cap Growth VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$13.70	$11.97	$18.87	$17.43	$13.66	$12.68
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01 )	.00 *	(.00 )*	(.06 )	(.01 )	.01
Net realized and unrealized gain (loss)	.28	2.17	(5.10)	2.43	4.00	2.73
Total from investment operations	.27	2.17	(5.10)	2.37	3.99	2.74
Less distributions from:
Net investment income	—	(.00 )*	—	(.01 )	(.01 )	—
Net realized gains	(.13 )	(.44 )	(1.80)	(.92 )	(.21 )	(1.76)
Total distributions	(.13 )	(.44 )	(1.80)	(.93 )	(.22 )	(1.76)
Net asset value, end of period	$13.84	$13.70	$11.97	$18.87	$17.43	$13.66
Total Return (%)	1.98 **	18.83 [b]	(28.02)[b]	13.84	30.18 [b]	22.41 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	53	50	75	73	64
Ratio of expenses before expense reductions (%)[c]	.84 ***	.85	.83	.78	.82	.82
Ratio of expenses after expense reductions (%)[c]	.84 ***	.84	.81	.78	.81	.81
Ratio of net investment income (loss) (%)	(.18 )***	.02	(.02 )	(.33 )	(.05 )	.11
Portfolio turnover rate (%)	1 **	4	11	16	12	10

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 9

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Small Mid Cap Growth VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar

10 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $30,828,788. The net unrealized appreciation for all investments based on tax cost was $20,911,187. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $23,594,652 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,683,465.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in limited partnerships and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 11

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $620,784 and $4,084,563, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.550%
Next $750 million of such net assets	.525%
Over $1 billion of such net assets	.500%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
For the period January 1, 2024 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A at 0.87%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $25,350, of which $4,059 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC aggregated $264, of which $84 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $351, of which $216 is unpaid.

12 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2024, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 92%.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Mid Cap Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile

14 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 15

did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

16 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

VS2SMCG-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
11	Notes to Financial Statements
16	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 2.7%
Diversified Telecommunication Services 1.0%
Liberty Latin America Ltd. "A"*	83,215	799,696
Media 1.7%
Gray Television, Inc.	43,383	225,592
Interpublic Group of Companies, Inc.	39,760	1,156,618
		1,382,210
Consumer Discretionary 13.6%
Automobile Components 1.4%
Lear Corp.	9,816	1,121,085
Broadline Retail 0.9%
Nordstrom, Inc.	21,477	455,742
Savers Value Village, Inc.*	23,437	286,869
		742,611
Distributors 1.0%
A-Mark Precious Metals, Inc.	23,708	767,428
Hotels, Restaurants & Leisure 2.3%
Mondee Holdings, Inc.* (a)	118,479	284,350
Wynn Resorts Ltd.	17,416	1,558,732
		1,843,082
Household Durables 4.9%
Century Communities, Inc.	4,910	400,951
Dream Finders Homes, Inc. "A"*	11,128	287,325
Green Brick Partners, Inc.*	4,975	284,769
Mohawk Industries, Inc.*	3,523	400,177
PulteGroup, Inc.	18,445	2,030,794
Worthington Enterprises, Inc.	12,305	582,396
		3,986,412
Specialty Retail 3.1%
1-800-Flowers.com, Inc. "A"* (a)	44,853	427,000
Abercrombie & Fitch Co. "A"*	3,532	628,131
Foot Locker, Inc.	10,718	267,092
Gap, Inc.	37,913	905,742
National Vision Holdings, Inc.*	23,030	301,463
		2,529,428
Consumer Staples 2.7%
Consumer Staples Distribution & Retail 0.5%
Performance Food Group Co.*	6,533	431,896
Food Products 1.5%
B&G Foods, Inc.	38,062	307,541
Cal-Maine Foods, Inc.	14,699	898,256
		1,205,797
	Shares	Value ($)
Household Products 0.7%
Central Garden & Pet Co.*	7,995	307,808
Central Garden & Pet Co. "A"*	6,577	217,238
		525,046
Energy 5.6%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	9,786	353,666
Patterson-UTI Energy, Inc.	24,307	251,820
Solaris Oilfield Infrastructure, Inc. "A"	33,636	288,597
		894,083
Oil, Gas & Consumable Fuels 4.5%
HF Sinclair Corp.	12,253	653,575
Kinetik Holdings, Inc.	12,422	514,768
Permian Resources Corp.	56,091	905,870
Range Resources Corp.	35,424	1,187,767
Targa Resources Corp.	2,884	371,401
		3,633,381
Financials 20.8%
Banks 8.9%
Associated Banc-Corp.	50,702	1,072,347
BankUnited, Inc.	15,271	446,982
Columbia Banking System, Inc.	13,657	271,638
First BanCorp.	73,164	1,338,170
First Financial Bancorp.	18,280	406,182
First Financial Corp.	10,968	404,500
Hancock Whitney Corp.	23,244	1,111,760
Hilltop Holdings, Inc.	15,601	487,999
UMB Financial Corp.	14,217	1,185,982
Wintrust Financial Corp.	4,343	428,046
		7,153,606
Capital Markets 3.5%
Evercore, Inc. "A"	3,114	649,051
Invesco Ltd.	23,343	349,212
Robinhood Markets, Inc. "A"*	81,813	1,857,973
		2,856,236
Consumer Finance 0.9%
Credit Acceptance Corp.*	1,410	725,699
Financial Services 2.1%
Affirm Holdings, Inc.*	9,981	301,526
AvidXchange Holdings, Inc.*	17,334	209,048
NCR Atleos Corp.*	24,829	670,880
Voya Financial, Inc.	7,509	534,265
		1,715,719
Insurance 4.4%
Assurant, Inc.	9,089	1,511,046
Brown & Brown, Inc.	3,417	305,514
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 3

	Shares	Value ($)
Everest Group Ltd.	3,840	1,463,117
Globe Life, Inc.	3,361	276,543
		3,556,220
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Rithm Capital Corp.	74,134	808,802
Health Care 6.8%
Biotechnology 2.1%
Kiniksa Pharmaceuticals International PLC*	17,369	324,279
REVOLUTION Medicines, Inc.*	23,957	929,771
Sana Biotechnology, Inc.*	76,915	419,956
		1,674,006
Health Care Providers & Services 1.4%
NeoGenomics, Inc.*	26,482	367,305
Owens & Minor, Inc.*	60,723	819,761
		1,187,066
Health Care Technology 0.6%
Definitive Healthcare Corp.*	91,552	499,874
Pharmaceuticals 2.7%
Jazz Pharmaceuticals PLC*	7,773	829,612
Ligand Pharmaceuticals, Inc.*	15,833	1,334,089
		2,163,701
Industrials 19.0%
Aerospace & Defense 2.4%
Huntington Ingalls Industries, Inc.	7,735	1,905,363
Air Freight & Logistics 0.3%
GXO Logistics, Inc.*	5,515	278,507
Building Products 4.9%
Carlisle Companies, Inc.	4,420	1,791,028
JELD-WEN Holding, Inc.*	29,031	391,048
Owens Corning	10,059	1,747,449
		3,929,525
Construction & Engineering 2.7%
API Group Corp.*	31,269	1,176,652
MasTec, Inc.*	5,526	591,227
Tutor Perini Corp.*	19,047	414,844
		2,182,723
Electrical Equipment 2.0%
EnerSys	15,947	1,650,833
Ground Transportation 1.3%
Knight-Swift Transportation Holdings, Inc.	7,574	378,094
RXO, Inc.*	11,979	313,251
Saia, Inc.*	782	370,895
		1,062,240
	Shares	Value ($)
Machinery 1.8%
Hillenbrand, Inc.	23,384	935,828
The Manitowoc Co., Inc.*	42,427	489,183
		1,425,011
Professional Services 2.1%
Jacobs Solutions, Inc.	8,427	1,177,336
TrueBlue, Inc.*	51,679	532,294
		1,709,630
Trading Companies & Distributors 1.5%
DNOW, Inc.*	88,894	1,220,515
Information Technology 9.5%
Communications Equipment 0.5%
Ciena Corp.*	7,945	382,790
Electronic Equipment, Instruments & Components 3.1%
Avnet, Inc.	22,117	1,138,804
Itron, Inc.*	9,376	927,849
TD SYNNEX Corp.	3,829	441,867
		2,508,520
Semiconductors & Semiconductor Equipment 2.7%
Cirrus Logic, Inc.*	11,969	1,527,963
Photronics, Inc.*	26,946	664,758
		2,192,721
Software 3.2%
Adeia, Inc.	33,819	378,265
Aurora Innovation, Inc.*	90,975	252,001
Cleanspark, Inc.*	32,496	518,311
N-able, Inc.*	20,019	304,889
Riot Platforms, Inc.* (a)	36,990	338,089
Verint Systems, Inc.*	26,229	844,574
		2,636,129
Materials 6.1%
Chemicals 1.0%
Avient Corp.	7,871	343,569
Chemours Co.	20,651	466,093
		809,662
Containers & Packaging 1.9%
Avery Dennison Corp.	1,875	409,969
Graphic Packaging Holding Co.	33,885	888,126
Sealed Air Corp.	7,887	274,388
		1,572,483
Metals & Mining 3.2%
Cleveland-Cliffs, Inc.*	22,180	341,350
Commercial Metals Co.	6,602	363,044
Reliance, Inc.	2,189	625,179
Steel Dynamics, Inc.	6,794	879,823
Worthington Steel, Inc.	11,178	372,898
		2,582,294
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

	Shares	Value ($)
Real Estate 8.9%
Diversified REITs 2.1%
Alpine Income Property Trust, Inc.	23,402	364,135
Global Net Lease, Inc.	184,599	1,356,803
		1,720,938
Industrial REITs 2.2%
LXP Industrial Trust	55,263	503,998
STAG Industrial, Inc.	34,180	1,232,531
		1,736,529
Residential REITs 0.8%
BRT Apartments Corp.	38,543	673,346
Retail REITs 1.7%
Kite Realty Group Trust	36,998	828,015
SITE Centers Corp.	38,592	559,584
		1,387,599
Specialized REITs 2.1%
Gaming and Leisure Properties, Inc.	32,113	1,451,829
Safehold, Inc.	14,037	270,774
		1,722,603
Utilities 3.5%
Electric Utilities 2.6%
IDACORP, Inc.	15,434	1,437,677
Otter Tail Corp.	8,068	706,676
		2,144,353
Gas Utilities 0.6%
UGI Corp.	20,014	458,321
Independent Power & Renewable Electricity Producers 0.3%
Sunnova Energy International, Inc.* (a)	48,279	269,397
Total Common Stocks (Cost $66,416,809)		80,365,116
	Shares	Value ($)
Other Investments 0.0%
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Inc. (Escrow Shares)* (b) (Cost $0)	3,095	0
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (c) (d) (Cost $945,850)	945,850	945,850
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $670,368)	670,368	670,368

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,033,027)	101.2	81,981,334
Other Assets and Liabilities, Net	(1.2)	(1,011,182)
Net Assets	100.0	80,970,152
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (c) (d)
855,150	90,700 (e)	—	—	—	5,708	—	945,850	945,850
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 5.36% (c)
1,309,604	5,580,981	6,220,217	—	—	24,712	—	670,368	670,368
2,164,754	5,671,681	6,220,217	—	—	30,420	—	1,616,218	1,616,218

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $866,764, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 5

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$80,365,116	$—	$—	$80,365,116
Other Investments	—	—	0	0
Short-Term Investments (a)	1,616,218	—	—	1,616,218
Total	$81,981,334	$—	$0	$81,981,334

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $66,416,809) — including $866,764 of securities loaned	$80,365,116
Investment in DWS Government & Agency Securities Portfolio (cost $945,850)*	945,850
Investment in DWS Central Cash Management Government Fund (cost $670,368)	670,368
Receivable for Fund shares sold	13,611
Dividends receivable	61,048
Affiliated securities lending income receivable	1,632
Other assets	820
Total assets	82,058,445
Liabilities
Payable upon return of securities loaned	945,850
Payable for Fund shares redeemed	33,719
Accrued management fee	39,272
Accrued Trustees' fees	576
Other accrued expenses and payables	68,876
Total liabilities	1,088,293
Net assets, at value	$80,970,152
Net Assets Consist of
Distributable earnings (loss)	16,071,608
Paid-in capital	64,898,544
Net assets, at value	$80,970,152
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($65,409,369 ÷ 4,956,354 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.20
Class B
Net Asset Value, offering and redemption price per share ($15,560,783 ÷ 1,176,935 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.22

*	Represents collateral on securities loaned.
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,341)	$852,128
Income distributions — DWS Central Cash Management Government Fund	24,712
Affiliated securities lending income	5,708
Total income	882,548
Expenses:
Management fee	266,985
Administration fee	39,842
Services to shareholders	1,182
Record keeping fee (Class B)	9,409
Distribution service fee (Class B)	20,153
Custodian fee	1,092
Professional fees	26,330
Reports to shareholders	15,322
Trustees' fees and expenses	2,578
Other	4,832
Total expenses before expense reductions	387,725
Expense reductions	(25,973)
Total expenses after expense reductions	361,752
Net investment income	520,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,801,904
Change in net unrealized appreciation (depreciation) on investments	(1,132,687)
Net gain (loss)	669,217
Net increase (decrease) in net assets resulting from operations	$1,190,013
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$520,796	$856,526
Net realized gain (loss)	1,801,904	4,071,094
Change in net unrealized appreciation (depreciation)	(1,132,687)	6,158,094
Net increase (decrease) in net assets resulting from operations	1,190,013	11,085,714
Distributions to shareholders:
Class A	(4,075,969)	(3,252,643)
Class B	(924,859)	(744,290)
Total distributions	(5,000,828)	(3,996,933)
Fund share transactions:
Class A
Proceeds from shares sold	1,932,821	2,899,779
Reinvestment of distributions	4,075,969	3,252,643
Payments for shares redeemed	(4,457,763)	(8,462,077)
Net increase (decrease) in net assets from Class A share transactions	1,551,027	(2,309,655)
Class B
Proceeds from shares sold	467,902	1,723,459
Reinvestment of distributions	924,859	744,290
Payments for shares redeemed	(1,906,277)	(2,740,877)
Net increase (decrease) in net assets from Class B share transactions	(513,516)	(273,128)
Increase (decrease) in net assets	(2,773,304)	4,505,998
Net assets at beginning of period	83,743,456	79,237,458
Net assets at end of period	$80,970,152	$83,743,456

Other Information
Class A
Shares outstanding at beginning of period	4,830,766	5,000,004
Shares sold	141,660	224,586
Shares issued to shareholders in reinvestment of distributions	311,143	271,506
Shares redeemed	(327,215)	(665,330)
Net increase (decrease) in Class A shares	125,588	(169,238)
Shares outstanding at end of period	4,956,354	4,830,766
Class B
Shares outstanding at beginning of period	1,210,975	1,226,929
Shares sold	34,454	137,071
Shares issued to shareholders in reinvestment of distributions	70,385	61,972
Shares redeemed	(138,879)	(214,997)
Net increase (decrease) in Class B shares	(34,040)	(15,954)
Shares outstanding at end of period	1,176,935	1,210,975
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Financial Highlights
DWS Small Mid Cap Value VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$13.86	$12.73	$15.47	$12.00	$13.83	$12.21
Income (loss) from investment operations:
Net investment income[a]	.09	.15	.15	.11	.16	.18
Net realized and unrealized gain (loss)	.12	1.64	(2.57)	3.54	(.90 )	2.53 [b]
Total from investment operations	.21	1.79	(2.42)	3.65	(.74 )	2.71
Less distributions from:
Net investment income	(.17 )	(.15 )	(.12 )	(.18 )	(.16 )	(.10 )
Net realized gains	(.70 )	(.51 )	(.20 )	—	(.93 )	(.99 )
Total distributions	(.87 )	(.66 )	(.32 )	(.18 )	(1.09)	(1.09)
Net asset value, end of period	$13.20	$13.86	$12.73	$15.47	$12.00	$13.83
Total Return (%)[c]	1.52 *	14.95	(15.80)	30.50	(1.80)	22.76 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	65	67	64	82	70	78
Ratio of expenses before expense reductions (%)[d]	.87 **	.87	.87	.85	.88	.88
Ratio of expenses after expense reductions (%)[d]	.81 **	.81	.83	.83	.82	.83
Ratio of net investment income (%)	1.34 **	1.16	1.14	.76	1.57	1.35
Portfolio turnover rate (%)	16 *	28	33	32	43	55

[a]	Based on average shares outstanding during the period.
[b]	Includes proceeds from a non-recurring litigation payment amounting to $0.14 per share and 1.07% of average daily net assets, for the year ended December 31, 2019.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 9

DWS Small Mid Cap Value VIP — Class B
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$13.86	$12.72	$15.46	$11.99	$13.82	$12.20
Income (loss) from investment operations:
Net investment income[a]	.07	.10	.10	.06	.13	.13
Net realized and unrealized gain (loss)	.11	1.66	(2.58)	3.53	(.90 )	2.53 [b]
Total from investment operations	.18	1.76	(2.48)	3.59	(.77 )	2.66
Less distributions from:
Net investment income	(.12 )	(.11 )	(.06 )	(.12 )	(.13 )	(.05 )
Net realized gains	(.70 )	(.51 )	(.20 )	—	(.93 )	(.99 )
Total distributions	(.82 )	(.62 )	(.26 )	(.12 )	(1.06)	(1.04)
Net asset value, end of period	$13.22	$13.86	$12.72	$15.46	$11.99	$13.82
Total Return (%)[c]	1.27 *	14.59	(16.14)	30.04	(2.18)	22.32 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	17	16	21	17	17
Ratio of expenses before expense reductions (%)[d]	1.24 **	1.24	1.24	1.22	1.25	1.25
Ratio of expenses after expense reductions (%)[d]	1.17 **	1.18	1.20	1.20	1.19	1.19
Ratio of net investment income (%)	.98 **	.79	.77	.40	1.21	.99
Portfolio turnover rate (%)	16 *	28	33	32	43	55

[a]	Based on average shares outstanding during the period.
[b]	Includes proceeds from a non-recurring litigation payment amounting to $0.14 per share and 1.07% of average daily net assets, for the year ended December 31, 2019.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Small Mid Cap Value VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 11

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $68,155,177. The net unrealized appreciation for all investments based on tax cost was $13,826,157. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $18,316,766 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,490,609.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

12 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $13,186,963 and $15,926,027, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.650%
Next $750 million of such net assets	.620%
Next $1.5 billion of such net assets	.600%
Next $2.5 billion of such net assets	.580%
Next $2.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.540%
Next $2.5 billion of such net assets	.530%
Over $12.5 billion of such net assets	.520%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.
For the period from January 1, 2024 through April 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.81%
Class B	1.17%

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 13

For the six months ended June 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$20,231
Class B	5,742
$25,973
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $39,842, of which $6,491 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$449	$154
Class B	369	116
	$818	$270
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2024, the Distribution Service Fee aggregated $20,153, of which $3,246 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $694, of which $353 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2024, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 64% and 10%, respectively. Four participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 22%, 20%, 17% and 15%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including

14 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 15

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Mid Cap Value VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the

16 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

one-, three- and five-year periods ended December 31, 2022. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2023. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 17

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

18 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

VS2SMCV-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series II

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/15/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/15/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/15/2024